UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07239

Name of Registrant:	Vanguard Horizon Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2023—March 31, 2024

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2024
Vanguard Strategic Equity Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	18
Liquidity Risk Management	20

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
Strategic Equity Fund	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,244.30	$0.95
Based on Hypothetical 5% Yearly Return	1,000.00	1,024.15	0.86
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.17%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Strategic Equity Fund
Fund Allocation
As of March 31, 2024
Communication Services	3.1%
Consumer Discretionary	12.2
Consumer Staples	3.5
Energy	4.1
Financials	15.6
Health Care	10.5
Industrials	19.8
Information Technology	14.8
Materials	5.7
Real Estate	6.0
Utilities	4.7
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Strategic Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (3.0%)
*	Yelp Inc.	975,125	38,420
*	Match Group Inc.	902,996	32,761
*	TripAdvisor Inc.	1,061,682	29,504
*	Pinterest Inc. Class A	755,651	26,198
*	Live Nation Entertainment Inc.	229,525	24,277
*	Liberty Global Ltd. Class A	854,247	14,454
	John Wiley & Sons Inc. Class A	264,153	10,072
*	Roblox Corp. Class A	233,866	8,929
*	ZipRecruiter Inc. Class A	715,581	8,222
*	Bumble Inc. Class A	596,693	6,772
	New York Times Co. Class A	147,832	6,389
	News Corp. Class B	225,792	6,110
*	Liberty Media Corp. - Liberty SiriusXM Class C	196,843	5,848
*	Roku Inc.	89,267	5,818
*	Snap Inc. Class A	492,427	5,653
	Iridium Communications Inc.	189,363	4,954
*	PubMatic Inc. Class A	206,789	4,905
	Playtika Holding Corp.	514,546	3,628
*	Lumen Technologies Inc.	2,295,270	3,581
	Telephone and Data Systems Inc.	127,656	2,045
*	Madison Square Garden Entertainment Corp.	43,063	1,688
	Shutterstock Inc.	33,813	1,549
	Fox Corp. Class B	53,838	1,541
*	Altice USA Inc. Class A	537,116	1,402
*	Integral Ad Science Holding Corp.	133,710	1,333
	Cable One Inc.	2,118	896
			256,949
Consumer Discretionary (12.2%)
	Genuine Parts Co.	372,208	57,666
*	MGM Resorts International	1,097,329	51,805
*	NVR Inc.	6,100	49,410
	PulteGroup Inc.	373,831	45,091
*	Expedia Group Inc.	317,630	43,754
*	AutoNation Inc.	216,191	35,797
*	Taylor Morrison Home Corp.	549,262	34,148
	Travel & Leisure Co.	681,911	33,386
	Gap Inc.	1,131,037	31,160
	Toll Brothers Inc.	230,967	29,880
		Shares	Market Value• ($000)
	Tapestry Inc.	594,030	28,205
	Boyd Gaming Corp.	401,891	27,055
*	Tri Pointe Homes Inc.	659,713	25,504
*	Urban Outfitters Inc.	543,974	23,619
*	Abercrombie & Fitch Co. Class A	184,525	23,126
	KB Home	320,328	22,705
	Lear Corp.	144,358	20,915
	Bath & Body Works Inc.	413,349	20,676
	Harley-Davidson Inc.	457,092	19,993
*	Royal Caribbean Cruises Ltd.	121,301	16,862
	Wingstop Inc.	45,887	16,813
	Autoliv Inc.	126,236	15,203
*	M/I Homes Inc.	110,036	14,997
*	Green Brick Partners Inc.	226,385	13,635
*	Ulta Beauty Inc.	26,013	13,602
*	Skyline Champion Corp.	159,708	13,577
	Buckle Inc.	325,170	13,095
*	frontdoor Inc.	388,255	12,649
*	United Parks & Resorts Inc.	207,276	11,651
	Murphy USA Inc.	26,946	11,296
	Nordstrom Inc.	543,848	11,024
*	Grand Canyon Education Inc.	77,772	10,593
*	Stride Inc.	163,011	10,278
*	Carnival Corp.	614,194	10,036
*	Goodyear Tire & Rubber Co.	702,963	9,652
*	Cavco Industries Inc.	24,158	9,640
*	Caesars Entertainment Inc.	218,571	9,560
*	Dave & Buster's Entertainment Inc.	150,674	9,432
	Wynn Resorts Ltd.	86,243	8,817
*	Shake Shack Inc. Class A	81,869	8,517
*	Brinker International Inc.	164,811	8,188
	Dana Inc.	643,366	8,171
*	Everi Holdings Inc.	759,099	7,629
*	Beazer Homes USA Inc.	228,774	7,504
*	Qurate Retail Inc. Series A	5,966,896	7,339
*	Adient plc	214,287	7,054
	Upbound Group Inc.	185,099	6,517
*	G-III Apparel Group Ltd.	223,566	6,486
*	Valvoline Inc.	141,924	6,326
*	Wayfair Inc. Class A	90,427	6,138
*	Carvana Co.	66,626	5,857
*	Norwegian Cruise Line Holdings Ltd.	268,348	5,616
	American Eagle Outfitters Inc.	208,161	5,368
4

Strategic Equity Fund
		Shares	Market Value• ($000)
	Gentex Corp.	141,906	5,126
*	Chewy Inc. Class A	314,717	5,007
*	ODP Corp.	94,265	5,001
	PVH Corp.	35,476	4,988
*	Sally Beauty Holdings Inc.	364,474	4,527
	Macy's Inc.	199,114	3,980
	Domino's Pizza Inc.	7,950	3,950
*	Mohawk Industries Inc.	30,151	3,946
*	Visteon Corp.	33,194	3,904
*	Fox Factory Holding Corp.	60,325	3,141
*	Adtalem Global Education Inc.	55,104	2,832
	Phinia Inc.	64,729	2,488
*	American Axle & Manufacturing Holdings Inc.	326,899	2,406
	Patrick Industries Inc.	18,648	2,228
	Dine Brands Global Inc.	38,239	1,777
	ADT Inc.	238,713	1,604
*	Coursera Inc.	111,962	1,570
*	Etsy Inc.	22,057	1,516
*	Warby Parker Inc. Class A	103,439	1,408
			1,024,416
Consumer Staples (3.5%)
	Coca-Cola Consolidated Inc.	50,390	42,651
	Conagra Brands Inc.	1,119,120	33,171
	J M Smucker Co.	258,569	32,546
	Ingles Markets Inc. Class A	246,182	18,877
*	BellRing Brands Inc.	299,345	17,670
	Molson Coors Beverage Co. Class B	236,143	15,881
	Clorox Co.	94,048	14,400
*	Post Holdings Inc.	120,992	12,859
*	Performance Food Group Co.	144,007	10,749
	McCormick & Co. Inc.	133,637	10,265
	Church & Dwight Co. Inc.	95,428	9,954
*	Simply Good Foods Co.	278,273	9,470
	Bunge Global SA	84,593	8,672
	Flowers Foods Inc.	358,137	8,506
	Energizer Holdings Inc.	253,475	7,462
*	Pilgrim's Pride Corp.	213,867	7,340
	Casey's General Stores Inc.	22,797	7,260
	PriceSmart Inc.	80,720	6,780
	Vector Group Ltd.	473,296	5,187
*	USANA Health Sciences Inc.	72,128	3,498
*	United Natural Foods Inc.	257,447	2,958
	WK Kellogg Co.	156,468	2,941
	Medifast Inc.	73,665	2,823
	Reynolds Consumer Products Inc.	62,567	1,787
*	Hain Celestial Group Inc.	189,681	1,491
*	TreeHouse Foods Inc.	37,994	1,480
			296,678
Energy (4.1%)
	Marathon Oil Corp.	1,969,920	55,828
	Diamondback Energy Inc.	265,966	52,706
	APA Corp.	1,065,421	36,629
	Baker Hughes Co.	958,602	32,113
	SM Energy Co.	512,718	25,559
*	Par Pacific Holdings Inc.	684,141	25,354
	Murphy Oil Corp.	465,684	21,282
	HF Sinclair Corp.	341,106	20,593
	International Seaways Inc.	253,837	13,504
		Shares	Market Value• ($000)
	CONSOL Energy Inc.	143,046	11,982
*	Plains GP Holdings LP Class A	555,389	10,136
*	Oceaneering International Inc.	380,929	8,914
	Liberty Energy Inc.	327,025	6,776
	Dorian LPG Ltd.	169,174	6,506
*	US Silica Holdings Inc.	421,152	5,227
	Helmerich & Payne Inc.	87,195	3,667
*	Nabors Industries Ltd. (XNYS)	41,171	3,546
	Delek US Holdings Inc.	49,587	1,524
*	ProPetro Holding Corp.	156,677	1,266
			343,112
Financials (15.5%)
	MGIC Investment Corp.	2,556,700	57,168
*	Robinhood Markets Inc. Class A	2,833,170	57,032
	Equitable Holdings Inc.	1,325,278	50,374
	Affiliated Managers Group Inc.	291,542	48,825
	Essent Group Ltd.	819,030	48,740
	Citizens Financial Group Inc.	1,262,225	45,806
*	Coinbase Global Inc. Class A	172,117	45,632
*	Arch Capital Group Ltd.	472,685	43,695
	Huntington Bancshares Inc.	2,781,187	38,798
	CNO Financial Group Inc.	1,381,511	37,964
	Radian Group Inc.	1,112,741	37,243
	First BanCorp (XNYS)	1,873,251	32,857
	Popular Inc.	346,843	30,553
	SLM Corp.	1,366,044	29,766
	Everest Group Ltd.	74,604	29,655
	Loews Corp.	373,291	29,225
	Axis Capital Holdings Ltd.	426,238	27,714
	American Financial Group Inc.	201,567	27,510
	W R Berkley Corp.	310,304	27,443
	Globe Life Inc.	224,598	26,136
	Stifel Financial Corp.	329,441	25,752
	FNB Corp.	1,811,230	25,538
*	Mr Cooper Group Inc.	322,965	25,175
	Old Republic International Corp.	786,179	24,151
	Regions Financial Corp.	1,134,237	23,864
	Ares Management Corp. Class A	176,809	23,512
	Lincoln National Corp.	730,881	23,337
	Cboe Global Markets Inc.	116,609	21,425
	International Bancshares Corp.	345,885	19,418
	Reinsurance Group of America Inc.	96,277	18,570
	Webster Financial Corp.	351,059	17,823
	Columbia Banking System Inc.	864,266	16,724
	Synovus Financial Corp.	397,552	15,926
	Hancock Whitney Corp.	325,850	15,002
	Federated Hermes Inc.	414,855	14,985
	First Horizon Corp.	895,783	13,795
	Virtu Financial Inc. Class A	645,159	13,239
	Wintrust Financial Corp.	104,760	10,936
	Brown & Brown Inc.	121,209	10,611
	Unum Group	193,437	10,380
	BankUnited Inc.	315,752	8,841

5

Strategic Equity Fund
		Shares	Market Value• ($000)
	Jackson Financial Inc. Class A	129,605	8,572
*	NMI Holdings Inc. Class A	255,477	8,262
	Corebridge Financial Inc.	271,883	7,811
	BOK Financial Corp.	72,889	6,706
	Associated Banc-Corp.	311,110	6,692
	Fifth Third Bancorp	178,094	6,627
	PROG Holdings Inc.	190,891	6,574
*	AvidXchange Holdings Inc.	482,750	6,348
	OFG Bancorp	168,391	6,198
*	Customers Bancorp Inc.	113,353	6,015
	Primerica Inc.	23,549	5,957
*	LendingClub Corp.	676,439	5,946
	Janus Henderson Group plc	177,777	5,847
	Tradeweb Markets Inc. Class A	55,392	5,770
	Assurant Inc.	27,853	5,243
	WSFS Financial Corp.	98,844	4,462
	Ameris Bancorp	90,778	4,392
	State Street Corp.	54,670	4,227
	Brightsphere Investment Group Inc.	173,942	3,973
	First Citizens BancShares Inc. Class A	2,075	3,393
*	Marqeta Inc. Class A	551,875	3,289
	OneMain Holdings Inc.	58,398	2,984
	Simmons First National Corp. Class A	151,710	2,952
	James River Group Holdings Ltd.	314,513	2,925
	Synchrony Financial	64,407	2,777
*	Cannae Holdings Inc.	107,891	2,399
	First Hawaiian Inc.	108,135	2,375
	Zions Bancorp NA	41,961	1,821
	Navient Corp.	104,480	1,818
	Jefferies Financial Group Inc.	38,533	1,699
*	Texas Capital Bancshares Inc.	26,987	1,661
*	Genworth Financial Inc. Class A	255,195	1,641
	S&T Bancorp Inc.	41,921	1,345
*	Affirm Holdings Inc.	35,577	1,326
			1,301,167
Health Care (10.4%)
*	Tenet Healthcare Corp.	603,718	63,457
	Chemed Corp.	72,455	46,511
	Cardinal Health Inc.	393,995	44,088
*	Incyte Corp.	766,872	43,689
	Bruker Corp.	380,869	35,779
*	IQVIA Holdings Inc.	110,822	28,026
*	Option Care Health Inc.	745,068	24,990
*	Ultragenyx Pharmaceutical Inc.	510,282	23,825
*	PTC Therapeutics Inc.	814,425	23,692
*	Alkermes plc	798,554	21,617
	Organon & Co.	1,100,327	20,686
	Universal Health Services Inc. Class B	108,045	19,714
*	Insulet Corp.	114,640	19,649
*	Medpace Holdings Inc.	47,480	19,189
*	Teladoc Health Inc.	1,228,047	18,544
*	Elanco Animal Health Inc. (XNYS)	1,084,983	17,664
	Cooper Cos. Inc.	169,120	17,159
*	Exelixis Inc.	698,550	16,577
		Shares	Market Value• ($000)
*	Jazz Pharmaceuticals plc	130,850	15,757
*	Ionis Pharmaceuticals Inc.	359,940	15,603
*	Veeva Systems Inc. Class A	67,203	15,570
*	Fate Therapeutics Inc.	2,097,908	15,399
*	DaVita Inc.	107,008	14,772
*	Merit Medical Systems Inc.	174,119	13,190
*	Haemonetics Corp.	153,319	13,086
*	Sarepta Therapeutics Inc.	98,857	12,798
*	Avantor Inc.	485,373	12,411
*	LivaNova plc	219,048	12,254
*	Deciphera Pharmaceuticals Inc.	747,816	11,763
*	Exact Sciences Corp.	156,252	10,791
*	Integra LifeSciences Holdings Corp.	302,694	10,730
	Encompass Health Corp.	127,234	10,507
	West Pharmaceutical Services Inc.	23,309	9,224
*	Charles River Laboratories International Inc.	33,878	9,179
*	Ironwood Pharmaceuticals Inc.	1,044,936	9,101
*	Bio-Rad Laboratories Inc. Class A	23,368	8,082
	DENTSPLY SIRONA Inc.	218,493	7,252
*	GoodRx Holdings Inc. Class A	1,017,624	7,225
*	ACADIA Pharmaceuticals Inc.	373,360	6,903
*	Mettler-Toledo International Inc.	4,633	6,168
*	Travere Therapeutics Inc.	780,844	6,020
*	Blueprint Medicines Corp.	58,457	5,545
*	Neurocrine Biosciences Inc.	38,774	5,348
*	Pediatrix Medical Group Inc.	492,520	4,940
*,1	Novavax Inc.	925,254	4,423
*	Vir Biotechnology Inc.	431,824	4,374
*,1	Coherus Biosciences Inc.	1,705,512	4,076
*	Omnicell Inc.	136,236	3,982
*,1	Agenus Inc.	6,846,699	3,971
*	2seventy bio Inc.	702,787	3,760
*	Nevro Corp.	257,024	3,711
*	MacroGenics Inc.	248,014	3,651
*	Editas Medicine Inc.	486,795	3,612
*	Inovio Pharmaceuticals Inc.	250,144	3,472
*	Sage Therapeutics Inc.	177,783	3,332
*	Health Catalyst Inc.	437,940	3,298
*	Enanta Pharmaceuticals Inc.	180,741	3,156
*	Myriad Genetics Inc.	141,803	3,023
*	Owens & Minor Inc.	108,678	3,011
	Cencora Inc.	12,384	3,009
	Select Medical Holdings Corp.	98,076	2,957
*	Integer Holdings Corp.	25,172	2,937
*	Beam Therapeutics Inc.	87,679	2,897
*	Puma Biotechnology Inc.	540,434	2,864
	Perrigo Co. plc	87,470	2,816
	Premier Inc. Class A	116,493	2,574
*	CorVel Corp.	8,550	2,248
*	Prestige Consumer Healthcare Inc.	30,585	2,219
*	Supernus Pharmaceuticals Inc.	63,434	2,164
*	Xencor Inc.	97,625	2,160

6

Strategic Equity Fund
		Shares	Market Value• ($000)
*	BioCryst Pharmaceuticals Inc.	402,094	2,043
*	Inspire Medical Systems Inc.	9,192	1,974
*	Community Health Systems Inc.	560,085	1,960
*	Rapt Therapeutics Inc.	209,381	1,880
*	Molina Healthcare Inc.	4,149	1,705
*,1	Ventyx Biosciences Inc.	285,562	1,571
*	Nektar Therapeutics	1,517,103	1,417
*	Penumbra Inc.	6,330	1,413
*	Arcturus Therapeutics Holdings Inc.	36,983	1,249
*	Emergent BioSolutions Inc.	481,777	1,219
*	Veracyte Inc.	53,525	1,186
*	Atea Pharmaceuticals Inc.	278,408	1,125
*	iTeos Therapeutics Inc.	76,718	1,046
*	Joint Corp.	66,951	874
*	FibroGen Inc.	165,193	388
*	Sangamo Therapeutics Inc.	467,930	314
			879,535
Industrials (19.7%)
	Ferguson plc	355,081	77,560
*	Builders FirstSource Inc.	348,297	72,637
	Textron Inc.	685,258	65,737
	Owens Corning	378,931	63,206
	EMCOR Group Inc.	175,440	61,439
	Delta Air Lines Inc.	1,233,283	59,037
	Allison Transmission Holdings Inc.	706,535	57,342
	Masco Corp.	663,049	52,301
	Veralto Corp.	518,397	45,961
	Paycom Software Inc.	230,563	45,884
	Applied Industrial Technologies Inc.	210,889	41,661
*	Beacon Roofing Supply Inc.	402,753	39,478
*	Core & Main Inc. Class A	659,704	37,768
*	GMS Inc.	370,108	36,026
	AGCO Corp.	283,890	34,924
	Ryder System Inc.	284,581	34,204
*	United Airlines Holdings Inc.	714,030	34,188
	UFP Industries Inc.	258,720	31,825
	Griffon Corp.	373,341	27,381
	Wabash National Corp.	906,507	27,141
*	CACI International Inc. Class A	70,212	26,598
	Terex Corp.	400,278	25,778
	Boise Cascade Co.	167,442	25,681
	Graco Inc.	265,514	24,815
*	Kirby Corp.	253,977	24,209
	Acuity Brands Inc.	89,719	24,110
	ManpowerGroup Inc.	307,571	23,880
	Rush Enterprises Inc. Class A	415,470	22,236
*	Upwork Inc.	1,707,977	20,940
	Herc Holdings Inc.	117,785	19,823
*	SkyWest Inc.	277,568	19,174
	Korn Ferry	284,793	18,728
	Donaldson Co. Inc.	249,328	18,620
	Expeditors International of Washington Inc.	152,727	18,567
	Brady Corp. Class A	304,065	18,025
*	Legalzoom.com Inc.	1,277,530	17,042
	WW Grainger Inc.	15,306	15,571
*	ExlService Holdings Inc.	474,105	15,077
		Shares	Market Value• ($000)
	CSG Systems International Inc.	289,870	14,940
	Watts Water Technologies Inc. Class A	69,517	14,776
*	Clean Harbors Inc.	71,952	14,485
	Atkore Inc.	75,029	14,283
	SS&C Technologies Holdings Inc.	220,574	14,198
	Ingersoll Rand Inc. (XYNS)	149,460	14,191
*	Masterbrand Inc.	731,574	13,710
	Huntington Ingalls Industries Inc.	46,529	13,562
	Comfort Systems USA Inc.	39,806	12,647
	Woodward Inc.	79,284	12,219
	Dover Corp.	68,806	12,192
	Hubbell Inc.	28,156	11,686
	Curtiss-Wright Corp.	44,994	11,516
	Brink's Co.	123,555	11,414
	EnerSys	117,734	11,121
*	Gates Industrial Corp. plc	621,419	11,005
	Vertiv Holdings Co. Class A	119,088	9,726
	Jacobs Solutions Inc.	48,155	7,403
	Sensata Technologies Holding plc	198,649	7,298
	Flowserve Corp.	135,857	6,206
	Arcosa Inc.	69,831	5,996
	MillerKnoll Inc.	230,449	5,706
*	Blue Bird Corp.	134,218	5,146
	Air Lease Corp.	95,722	4,924
	Ennis Inc.	238,646	4,895
*	Janus International Group Inc.	316,026	4,781
*	TrueBlue Inc.	360,610	4,515
	Primoris Services Corp.	103,643	4,412
	Forward Air Corp.	126,005	3,920
*	MYR Group Inc.	19,882	3,514
	Steelcase Inc. Class A	266,898	3,491
	Franklin Electric Co. Inc.	29,559	3,157
	Hub Group Inc. Class A	61,300	2,649
*	Sterling Infrastructure Inc.	23,821	2,628
*	ASGN Inc.	24,815	2,600
*	XPO Inc.	21,120	2,577
	MDU Resources Group Inc.	96,365	2,428
	ArcBest Corp.	16,814	2,396
	Genco Shipping & Trading Ltd.	117,466	2,388
	ABM Industries Inc.	51,008	2,276
	Vestis Corp.	115,794	2,231
	Esab Corp.	19,346	2,139
*	Cimpress plc	24,017	2,126
*	SPX Technologies Inc.	16,208	1,996
	REV Group Inc.	90,036	1,989
	Oshkosh Corp.	14,808	1,847
	Matson Inc.	16,402	1,844
*	Gibraltar Industries Inc.	22,215	1,789
	Tennant Co.	14,437	1,756
*	WillScot Mobile Mini Holdings Corp.	33,577	1,561
			1,656,829
Information Technology (14.7%)
	Hewlett Packard Enterprise Co.	3,737,453	66,265
*	Manhattan Associates Inc.	230,709	57,730
*	F5 Inc.	263,407	49,939
*	DocuSign Inc.	809,594	48,211
*	Cirrus Logic Inc.	504,940	46,737

7

Strategic Equity Fund
		Shares	Market Value• ($000)
*	Cadence Design Systems Inc.	140,608	43,768
*	GoDaddy Inc. Class A	349,228	41,446
*	Arrow Electronics Inc.	303,261	39,260
	Amkor Technology Inc.	1,188,086	38,304
*	Flex Ltd.	1,333,885	38,162
*	Nutanix Inc. Class A	602,585	37,192
*	Super Micro Computer Inc.	36,470	36,836
	NetApp Inc.	349,957	36,735
*	RingCentral Inc. Class A	1,044,191	36,275
*	Twilio Inc. Class A	579,241	35,421
*	Palantir Technologies Inc. Class A	1,410,462	32,455
*	Pure Storage Inc. Class A	582,762	30,298
*	SMART Global Holdings Inc.	989,632	26,047
*	Elastic NV	253,940	25,455
*	Kyndryl Holdings Inc.	1,149,858	25,021
*	Blackline Inc.	366,256	23,653
*	Teradata Corp.	589,607	22,800
*	CommVault Systems Inc.	223,693	22,689
	Pegasystems Inc.	343,411	22,198
*	MaxLinear Inc.	985,942	18,408
*	Western Digital Corp.	265,173	18,095
	Avnet Inc.	330,845	16,403
*	Dropbox Inc. Class A	626,780	15,231
*	Okta Inc.	141,107	14,763
*	HubSpot Inc.	22,569	14,141
*	Qorvo Inc.	119,490	13,721
*	Zscaler Inc.	66,940	12,895
	TD SYNNEX Corp.	110,138	12,457
*	Axcelis Technologies Inc.	110,055	12,273
*	Sanmina Corp.	194,078	12,068
*	Diodes Inc.	148,563	10,474
*	MongoDB Inc.	29,189	10,468
*	Ultra Clean Holdings Inc.	218,071	10,018
*	Q2 Holdings Inc.	190,067	9,990
	Xerox Holdings Corp.	554,618	9,928
*	Samsara Inc. Class A	248,792	9,402
	Monolithic Power Systems Inc.	13,760	9,321
*	Cloudflare Inc. Class A	94,722	9,172
*	Smartsheet Inc. Class A	221,508	8,528
*	Rapid7 Inc.	173,381	8,503
*	Domo Inc. Class B	872,817	7,785
*	Yext Inc.	1,288,316	7,769
	Jabil Inc.	51,641	6,917
*	CommScope Holding Co. Inc.	5,236,001	6,859
*	LiveRamp Holdings Inc.	188,058	6,488
*,1	Infinera Corp.	970,864	5,854
*	DigitalOcean Holdings Inc.	136,821	5,224
*	Cohu Inc.	154,512	5,150
*	Unisys Corp.	1,001,495	4,917
*	UiPath Inc. Class A	185,186	4,198
*	Squarespace Inc. Class A	114,454	4,171
*	8x8 Inc.	1,507,087	4,069
*	Extreme Networks Inc.	332,033	3,832
*	Photronics Inc.	129,199	3,659
*	Ichor Holdings Ltd.	66,869	2,582
*	HashiCorp Inc. Class A	95,425	2,572
*	Itron Inc.	25,904	2,397
*	NCR Voyix Corp.	175,017	2,210
*	Appian Corp. Class A	49,735	1,987
*	Viavi Solutions Inc.	195,472	1,777
	CDW Corp.	6,797	1,739
*	FormFactor Inc.	37,193	1,697
		Shares	Market Value• ($000)
*	Synaptics Inc.	15,660	1,528
*	Ciena Corp.	30,665	1,516
*	LivePerson Inc.	1,312,306	1,309
*	Alpha & Omega Semiconductor Ltd.	55,692	1,227
			1,238,589
Materials (5.7%)
	Reliance Inc.	180,006	60,154
	Eagle Materials Inc.	218,642	59,416
	Martin Marietta Materials Inc.	95,358	58,544
	Steel Dynamics Inc.	316,009	46,842
	Packaging Corp. of America	232,322	44,090
	Berry Global Group Inc.	621,891	37,612
*	Axalta Coating Systems Ltd.	914,007	31,433
	Commercial Metals Co.	446,754	26,256
	Warrior Met Coal Inc.	276,319	16,773
	RPM International Inc.	128,958	15,339
	Sonoco Products Co.	253,412	14,657
	Greif Inc. Class A	172,818	11,933
*	O-I Glass Inc.	664,812	11,029
	AptarGroup Inc.	63,927	9,198
	Carpenter Technology Corp.	111,691	7,977
*	Metallus Inc.	282,836	6,293
	Element Solutions Inc.	229,492	5,733
	Chemours Co.	201,330	5,287
	Vulcan Materials Co.	12,486	3,408
	Materion Corp.	24,340	3,207
	Sylvamo Corp.	34,694	2,142
	Sensient Technologies Corp.	27,646	1,913
	Radius Recycling Inc.	35,635	753
			479,989
Real Estate (6.0%)
	Host Hotels & Resorts Inc.	2,662,971	55,070
	Park Hotels & Resorts Inc.	2,668,150	46,666
	Brixmor Property Group Inc.	1,890,813	44,340
	RLJ Lodging Trust	2,274,746	26,887
	Kite Realty Group Trust	1,196,177	25,933
	American Homes 4 Rent Class A	655,855	24,122
	Cousins Properties Inc.	910,216	21,882
	Invitation Homes Inc.	504,290	17,958
	DiamondRock Hospitality Co.	1,737,256	16,695
	Apple Hospitality REIT Inc.	990,820	16,230
	NNN REIT Inc.	361,876	15,467
	EPR Properties	360,733	15,313
	Kimco Realty Corp.	703,574	13,797
	Highwoods Properties Inc.	520,689	13,632
	Healthpeak Properties Inc.	721,994	13,537
	Kilroy Realty Corp.	366,825	13,363
*	Redfin Corp.	1,956,571	13,011
*	Zillow Group Inc. Class C	266,077	12,979
	Mid-America Apartment Communities Inc.	94,131	12,386
	Xenia Hotels & Resorts Inc.	789,803	11,855
*	Opendoor Technologies Inc.	2,965,584	8,986
	Broadstone Net Lease Inc.	493,201	7,728
	UDR Inc.	158,619	5,934
	Gaming and Leisure Properties Inc.	117,722	5,423
	Sabra Health Care REIT Inc.	358,614	5,297
*	CBRE Group Inc. Class A	45,179	4,393

8

Strategic Equity Fund
		Shares	Market Value• ($000)
	Piedmont Office Realty Trust Inc. Class A	616,424	4,333
	Ryman Hospitality Properties Inc.	35,505	4,105
	COPT Defense Properties	165,168	3,992
	Urban Edge Properties	222,730	3,847
	Universal Health Realty Income Trust	94,854	3,482
	Brandywine Realty Trust	708,505	3,401
	Tanger Inc.	101,462	2,996
*	Equity Commonwealth	129,229	2,440
	SITE Centers Corp.	166,314	2,436
	Newmark Group Inc. Class A	147,620	1,637
	Paramount Group Inc.	239,341	1,123
			502,676
Utilities (4.6%)
	Vistra Corp.	1,214,744	84,607
	Evergy Inc.	865,545	46,203
	National Fuel Gas Co.	793,978	42,653
	NiSource Inc.	1,480,696	40,956
	Edison International	441,142	31,202
	Entergy Corp.	250,039	26,424
	DTE Energy Co.	221,058	24,789
	Black Hills Corp.	453,578	24,765
	Ameren Corp.	247,995	18,342
	ALLETE Inc.	196,503	11,719
	AES Corp.	651,407	11,680
	UGI Corp.	368,916	9,053
	Pinnacle West Capital Corp.	97,494	7,286
	New Jersey Resources Corp.	102,245	4,387
		Shares	Market Value• ($000)
	Avista Corp.	89,362	3,130
	CenterPoint Energy Inc.	64,444	1,836
			389,032
Total Common Stocks (Cost $6,524,378)			8,368,972
Temporary Cash Investments (0.6%)
Money Market Fund (0.6%)
[2,3]	Vanguard Market Liquidity Fund, 5.407% (Cost $45,900)	459,127	45,904
Total Investments (100.0%) (Cost $6,570,278)			8,414,876
Other Assets and Liabilities—Net (0.0%)			1,566
Net Assets (100%)			8,416,442
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $8,718,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $9,936,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	310	33,261	797
E-mini S&P 500 Index	June 2024	57	15,129	286
				1,083

See accompanying Notes, which are an integral part of the Financial Statements.
9

Strategic Equity Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $6,524,378)	8,368,972
Affiliated Issuers (Cost $45,900)	45,904
Total Investments in Securities	8,414,876
Investment in Vanguard	244
Cash Collateral Pledged—Futures Contracts	2,693
Receivables for Investment Securities Sold	14,204
Receivables for Accrued Income	9,653
Receivables for Capital Shares Issued	2,107
Variation Margin Receivable—Futures Contracts	107
Total Assets	8,443,884
Liabilities
Due to Custodian	1,100
Payables for Investment Securities Purchased	137
Collateral for Securities on Loan	9,936
Payables for Capital Shares Redeemed	15,654
Payables to Vanguard	615
Total Liabilities	27,442
Net Assets	8,416,442
1 Includes $8,718,000 of securities on loan.
At March 31, 2024, net assets consisted of:

Paid-in Capital	6,294,578
Total Distributable Earnings (Loss)	2,121,864
Net Assets	8,416,442

Net Assets
Applicable to 223,451,352 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,416,442
Net Asset Value Per Share	$37.67

See accompanying Notes, which are an integral part of the Financial Statements.
10

Strategic Equity Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends	58,337
Interest[1]	818
Securities Lending—Net	789
Total Income	59,944
Expenses
The Vanguard Group—Note B
Investment Advisory Services	1,243
Management and Administrative	4,863
Marketing and Distribution	188
Custodian Fees	18
Shareholders’ Reports	55
Trustees’ Fees and Expenses	3
Other Expenses	8
Total Expenses	6,378
Expenses Paid Indirectly	(3)
Net Expenses	6,375
Net Investment Income	53,569
Realized Net Gain (Loss)
Investment Securities Sold[1]	269,227
Futures Contracts	4,734
Realized Net Gain (Loss)	273,961
Change in Unrealized Appreciation (Depreciation)
Investment Securities[1]	1,345,275
Futures Contracts	1,426
Change in Unrealized Appreciation (Depreciation)	1,346,701
Net Increase (Decrease) in Net Assets Resulting from Operations	1,674,231
1	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $756,000, $1,000, less than $1,000, and ($3,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Strategic Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	53,569	109,851
Realized Net Gain (Loss)	273,961	355,549
Change in Unrealized Appreciation (Depreciation)	1,346,701	603,046
Net Increase (Decrease) in Net Assets Resulting from Operations	1,674,231	1,068,446
Distributions
Total Distributions	(451,873)	(734,587)
Capital Share Transactions
Issued	266,838	528,122
Issued in Lieu of Cash Distributions	420,161	682,721
Redeemed	(520,767)	(852,843)
Net Increase (Decrease) from Capital Share Transactions	166,232	358,000
Total Increase (Decrease)	1,388,590	691,859
Net Assets
Beginning of Period	7,027,852	6,335,993
End of Period	8,416,442	7,027,852

See accompanying Notes, which are an integral part of the Financial Statements.
12

Strategic Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$32.13	$30.70	$44.07	$30.31	$31.87	$37.21
Investment Operations
Net Investment Income[1]	.242	.503	.517	.465	.459	.449
Net Realized and Unrealized Gain (Loss) on Investments	7.399	4.527	(5.606)	13.937	(1.041)	(2.980)
Total from Investment Operations	7.641	5.030	(5.089)	14.402	(.582)	(2.531)
Distributions
Dividends from Net Investment Income	(.518)	(.457)	(.526)	(.479)	(.444)	(.395)
Distributions from Realized Capital Gains	(1.583)	(3.143)	(7.755)	(.163)	(.534)	(2.414)
Total Distributions	(2.101)	(3.600)	(8.281)	(.642)	(.978)	(2.809)
Net Asset Value, End of Period	$37.67	$32.13	$30.70	$44.07	$30.31	$31.87
Total Return[2]	24.43%	16.99%	-14.81%	47.98%	-2.09%	-5.63%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,416	$7,028	$6,336	$7,866	$5,836	$7,098
Ratio of Total Expenses to Average Net Assets	0.17%[3]	0.17%[3]	0.17%	0.17%	0.17%	0.17%
Ratio of Net Investment Income to Average Net Assets	1.40%	1.54%	1.39%	1.15%	1.53%	1.42%
Portfolio Turnover Rate	26%	64%	62%	59%	61%	60%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.17%.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Strategic Equity Fund
Notes to Financial Statements
Vanguard Strategic Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

Strategic Equity Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
15

Strategic Equity Fund
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $244,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $3,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At March 31, 2024, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.
E.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	6,579,251
Gross Unrealized Appreciation	2,192,724
Gross Unrealized Depreciation	(356,016)
Net Unrealized Appreciation (Depreciation)	1,836,708
16

Strategic Equity Fund
F.	During the six months ended March 31, 2024, the fund purchased $1,924,063,000 of investment securities and sold $2,145,903,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2024, such purchases were $9,156,000 and sales were $3,570,000, resulting in net realized gain of $111,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	7,872	16,182
Issued in Lieu of Cash Distributions	12,253	22,340
Redeemed	(15,382)	(26,200)
Net Increase (Decrease) in Shares Outstanding	4,743	12,322
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
17

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Strategic Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
18

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
19

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Equity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
20

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2024 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q1142 052024

Semiannual Report   |   March 31, 2024
Vanguard Capital Opportunity Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	17
Liquidity Risk Management	19

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
Capital Opportunity Fund
Investor Shares	$1,000.00	$1,192.10	$2.36
Admiral™ Shares	1,000.00	1,192.40	1.97
Based on Hypothetical 5% Yearly Return
Capital Opportunity Fund
Investor Shares	$1,000.00	$1,022.85	$2.17
Admiral Shares	1,000.00	1,023.20	1.82
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.43% for Investor Shares and 0.36% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Capital Opportunity Fund
Fund Allocation
As of March 31, 2024
Communication Services	5.8%
Consumer Discretionary	9.4
Consumer Staples	0.1
Energy	3.8
Financials	7.5
Health Care	31.5
Industrials	13.0
Information Technology	28.4
Materials	0.5
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Capital Opportunity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.3%)
Communication Services (5.5%)
*	Alphabet Inc. Class A	2,438,230	368,002
*	Alphabet Inc. Class C	2,123,780	323,367
*	Baidu Inc. ADR	1,940,800	204,327
	Meta Platforms Inc. Class A	193,700	94,057
*	Pinterest Inc. Class A	2,564,350	88,906
	Electronic Arts Inc.	426,800	56,624
*	Trade Desk Inc. Class A	417,200	36,472
	Universal Music Group NV	709,613	21,324
	Walt Disney Co.	129,757	15,877
*	Live Nation Entertainment Inc.	148,000	15,654
*	Netflix Inc.	24,010	14,582
*	ZoomInfo Technologies Inc.	318,900	5,112
*	Roblox Corp. Class A	50,300	1,920
*	Snap Inc. Class A	23,000	264
			1,246,488
Consumer Discretionary (9.0%)
	TJX Cos. Inc.	2,707,400	274,585
*	Tesla Inc.	1,467,790	258,023
	Alibaba Group Holding Ltd. ADR	3,505,000	253,622
*	Amazon.com Inc.	903,000	162,883
*	Royal Caribbean Cruises Ltd.	1,094,000	152,077
*	CarMax Inc.	1,716,597	149,533
	Sony Group Corp. ADR	1,482,925	127,146
*	Capri Holdings Ltd.	2,778,890	125,884
	Entain plc	8,660,240	86,905
*,1	XPeng Inc. ADR	9,123,019	70,065
	Ross Stores Inc.	399,500	58,631
*,1	Mobileye Global Inc. Class A	1,569,700	50,466
*	Burlington Stores Inc.	156,300	36,291
*	Flutter Entertainment plc	170,598	34,006
	eBay Inc.	549,200	28,987
*	Carnival Corp.	1,577,945	25,784
*	Ollie's Bargain Outlet Holdings Inc.	311,000	24,746
	Marriott International Inc. Class A	62,900	15,870
*	DoorDash Inc. Class A	106,050	14,605
	Newell Brands Inc.	1,740,000	13,972
*	Ulta Beauty Inc.	23,000	12,026
		Shares	Market Value• ($000)
	Las Vegas Sands Corp.	224,100	11,586
*	Norwegian Cruise Line Holdings Ltd.	457,425	9,574
*	Etsy Inc.	76,800	5,278
	Restaurant Brands International Inc.	57,600	4,576
*	Deckers Outdoor Corp.	3,130	2,946
*	Rivian Automotive Inc. Class A	254,200	2,783
	Tapestry Inc.	45,800	2,175
*	Five Below Inc.	6,000	1,088
			2,016,113
Consumer Staples (0.1%)
*	Performance Food Group Co.	295,200	22,034
	Dollar General Corp.	36,350	5,673
			27,707
Energy (3.6%)
	Pioneer Natural Resources Co.	987,223	259,146
	Hess Corp.	1,674,774	255,638
*	Transocean Ltd. (XNYS)	13,261,496	83,282
[1]	New Fortress Energy Inc.	2,485,500	76,031
	EOG Resources Inc.	404,921	51,765
	Coterra Energy Inc.	1,113,350	31,040
*	Southwestern Energy Co.	3,200,000	24,256
	TechnipFMC plc	818,700	20,558
	ConocoPhillips	147,400	18,761
			820,477
Financials (7.1%)
	Raymond James Financial Inc.	2,889,550	371,076
	Wells Fargo & Co.	3,287,480	190,542
	Northern Trust Corp.	2,038,251	181,241
	Visa Inc. Class A	611,900	170,769
	MarketAxess Holdings Inc.	418,100	91,668
	CME Group Inc.	363,554	78,270
	Morgan Stanley	774,264	72,905
*	WEX Inc.	293,600	69,739
	Tradeweb Markets Inc. Class A	658,800	68,627
	Bank of America Corp.	1,797,917	68,177
	Progressive Corp.	279,800	57,868
	Discover Financial Services	422,200	55,346
4

Capital Opportunity Fund
		Shares	Market Value• ($000)
	LPL Financial Holdings Inc.	158,900	41,981
*	PayPal Holdings Inc.	420,160	28,147
	JPMorgan Chase & Co.	130,100	26,059
	Mastercard Inc. Class A	30,600	14,736
	Charles Schwab Corp.	167,650	12,128
	Citigroup Inc.	68,100	4,307
	Goldman Sachs Group Inc.	3,450	1,441
			1,605,027
Health Care (30.1%)
	Eli Lilly & Co.	3,301,568	2,568,488
	Amgen Inc.	2,123,759	603,827
*	Biogen Inc.	2,243,237	483,709
*	BioMarin Pharmaceutical Inc.	5,407,100	472,256
*	Boston Scientific Corp.	5,002,226	342,602
	Thermo Fisher Scientific Inc.	478,930	278,359
	Bristol-Myers Squibb Co.	4,150,350	225,073
*,1	BioNTech SE ADR	2,357,016	217,435
[1]	Novartis AG ADR	1,903,990	184,173
*	Elanco Animal Health Inc. (XNYS)	10,500,176	170,943
*	BeiGene Ltd. ADR	1,030,021	161,085
	AstraZeneca plc ADR	2,278,800	154,389
*	Edwards Lifesciences Corp.	1,408,900	134,634
	Zimmer Biomet Holdings Inc.	907,000	119,706
*	LivaNova plc	1,996,000	111,656
	Roche Holding AG	337,338	86,129
*	Charles River Laboratories International Inc.	254,900	69,065
	Revvity Inc.	618,050	64,895
*	Qiagen NV	1,474,891	63,406
*	Alkermes plc	1,902,000	51,487
*	Neurocrine Biosciences Inc.	274,340	37,837
*	Illumina Inc.	252,470	34,669
	Agilent Technologies Inc.	200,700	29,204
*	Allogene Therapeutics Inc.	3,393,879	15,171
*,2	FibroGen Inc.	5,418,421	12,733
	Medtronic plc	144,000	12,550
	Alcon Inc.	119,840	9,981
*	Waters Corp.	25,561	8,799
*	Bridgebio Pharma Inc.	275,400	8,515
*,3	Siemens Healthineers AG	133,680	8,176
*	Repligen Corp.	33,858	6,227
*	Glaukos Corp.	30,100	2,838
*	Omnicell Inc.	95,960	2,805
*	IQVIA Holdings Inc.	9,292	2,350
	Sandoz Group AG	50,078	1,512
	Danaher Corp.	5,195	1,297
	Humana Inc.	2,875	997
*	Guardant Health Inc.	43,686	901
*	Mural Oncology plc	183,200	896
*	Immunocore Holdings plc ADR	4,800	312
*	Adaptive Biotechnologies Corp.	28,100	90
		Shares	Market Value• ($000)
*	Zimvie Inc.	4,830	80
			6,761,257
Industrials (12.4%)
	FedEx Corp.	1,649,274	477,861
	AECOM	4,032,036	395,462
	Jacobs Solutions Inc.	2,223,989	341,894
	Airbus SE	1,363,020	251,107
	Southwest Airlines Co.	8,564,489	249,997
*	United Airlines Holdings Inc.	3,642,913	174,423
*	NEXTracker Inc. Class A	2,618,166	147,324
	Delta Air Lines Inc.	2,800,500	134,060
*	American Airlines Group Inc.	6,850,450	105,154
	TransDigm Group Inc.	77,869	95,903
	Curtiss-Wright Corp.	302,700	77,473
	Textron Inc.	636,900	61,098
	IDEX Corp.	194,070	47,357
*	Uber Technologies Inc.	562,600	43,315
*	Lyft Inc. Class A	1,341,700	25,962
	Ryanair Holdings plc ADR	164,100	23,891
	AMETEK Inc.	120,000	21,948
	GFL Environmental Inc. (XTSE)	633,100	21,842
	Caterpillar Inc.	45,000	16,489
	Carrier Global Corp.	268,900	15,631
	Union Pacific Corp.	60,000	14,756
*	JetBlue Airways Corp.	1,638,000	12,154
	Rockwell Automation Inc.	39,500	11,508
	Old Dominion Freight Line Inc.	45,000	9,869
	Veralto Corp.	11,398	1,011
			2,777,489
Information Technology (27.0%)
	Micron Technology Inc.	5,018,527	591,634
	Microsoft Corp.	1,376,300	579,037
	KLA Corp.	749,190	523,362
*	Flex Ltd.	15,041,902	430,349
	NVIDIA Corp.	404,390	365,391
	ASML Holding NV GDR (Registered)	343,567	333,421
*	Adobe Inc.	593,600	299,531
	Intel Corp.	6,605,300	291,756
	NetApp Inc.	2,747,610	288,417
	Texas Instruments Inc.	1,471,940	256,427
*	Trimble Inc.	3,197,531	205,793
	Jabil Inc.	1,501,400	201,112
*	Descartes Systems Group Inc.	1,697,212	155,346
	Universal Display Corp.	819,814	138,098
	Entegris Inc.	967,700	136,000
	QUALCOMM Inc.	717,710	121,508
	Intuit Inc.	164,250	106,762
*	Nutanix Inc. Class A	1,644,019	101,469
	Corning Inc.	3,032,324	99,945
	Oracle Corp.	668,200	83,933
*	ARM Holdings plc ADR	648,311	81,032
*	Wolfspeed Inc.	2,668,000	78,706
*	FormFactor Inc.	1,485,241	67,771
	Salesforce Inc.	213,300	64,242
	Teradyne Inc.	476,800	53,797
*	Zoom Video Communications Inc. Class A	766,650	50,116
	HP Inc.	1,600,660	48,372

5

Capital Opportunity Fund
		Shares	Market Value• ($000)
	Hewlett Packard Enterprise Co.	2,703,040	47,925
	Broadcom Inc.	23,408	31,025
*	Autodesk Inc.	113,600	29,584
*	Keysight Technologies Inc.	154,490	24,159
*	Okta Inc.	208,766	21,841
*	Aurora Innovation Inc.	6,827,200	19,253
*	Crowdstrike Holdings Inc. Class A	59,300	19,011
*,1	BlackBerry Ltd.	6,635,476	18,314
*	MongoDB Inc.	50,900	18,255
	Analog Devices Inc.	90,000	17,801
*	Palo Alto Networks Inc.	62,500	17,758
*	Gartner Inc.	26,400	12,584
*	Gitlab Inc. Class A	184,600	10,766
*	Unity Software Inc.	393,884	10,517
*	DocuSign Inc.	134,750	8,024
*	Western Digital Corp.	99,680	6,802
	Marvell Technology Inc.	92,700	6,571
	Applied Materials Inc.	10,700	2,207
	Telefonaktiebolaget LM Ericsson ADR	130,000	716
*	HubSpot Inc.	900	564
*	RingCentral Inc. Class A	3,750	130
*	Arista Networks Inc.	200	58
			6,077,192
Materials (0.5%)
*	Ivanhoe Mines Ltd. Class A	7,115,800	84,893
	Albemarle Corp.	169,800	22,369
			107,262
Total Common Stocks (Cost $8,014,949)			21,439,012
		Shares	Market Value• ($000)
Temporary Cash Investments (5.2%)
Money Market Fund (5.2%)
[4,5]	Vanguard Market Liquidity Fund, 5.407% (Cost $1,164,969)	11,652,664	1,165,033
Total Investments (100.5%) (Cost $9,179,918)			22,604,045
Other Assets and Liabilities—Net (-0.5%)			(116,876)
Net Assets (100%)			22,487,169
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $108,165,000.
2	Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
3	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $8,176,000, representing 0.0% of net assets.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $112,612,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

See accompanying Notes, which are an integral part of the Financial Statements.
6

Capital Opportunity Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $7,848,330)	21,426,279
Affiliated Issuers (Cost $1,331,588)	1,177,766
Total Investments in Securities	22,604,045
Investment in Vanguard	660
Cash	16,581
Foreign Currency, at Value (Cost $1)	1
Receivables for Accrued Income	23,623
Receivables for Capital Shares Issued	5,296
Total Assets	22,650,206
Liabilities
Payables for Investment Securities Purchased	29,416
Collateral for Securities on Loan	112,612
Payables to Investment Advisor	12,085
Payables for Capital Shares Redeemed	7,602
Payables to Vanguard	1,322
Total Liabilities	163,037
Net Assets	22,487,169
1 Includes $108,165,000 of securities on loan.
At March 31, 2024, net assets consisted of:

Paid-in Capital	8,125,534
Total Distributable Earnings (Loss)	14,361,635
Net Assets	22,487,169

Investor Shares—Net Assets
Applicable to 17,605,345 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,491,797
Net Asset Value Per Share—Investor Shares	$84.74

Admiral Shares—Net Assets
Applicable to 107,358,717 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	20,995,372
Net Asset Value Per Share—Admiral Shares	$195.56

See accompanying Notes, which are an integral part of the Financial Statements.
7

Capital Opportunity Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	105,864
Interest—Affiliated Issuers	18,668
Securities Lending—Net	2,212
Total Income	126,744
Expenses
Investment Advisory Fees—Note B	23,356
The Vanguard Group—Note C
Management and Administrative—Investor Shares	1,287
Management and Administrative—Admiral Shares	11,854
Marketing and Distribution—Investor Shares	32
Marketing and Distribution—Admiral Shares	319
Custodian Fees	197
Shareholders’ Reports—Investor Shares	31
Shareholders’ Reports—Admiral Shares	95
Trustees’ Fees and Expenses	8
Other Expenses	24
Total Expenses	37,203
Expenses Paid Indirectly	(14)
Net Expenses	37,189
Net Investment Income	89,555
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	6
Investment Securities Sold—Unaffiliated Issuers	920,977
Investment Securities Sold—Affiliated Issuers	46
Foreign Currencies	(18)
Realized Net Gain (Loss)	921,011
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers	2,647,818
Investment Securities—Affiliated Issuers	7,957
Foreign Currencies	12
Change in Unrealized Appreciation (Depreciation)	2,655,787
Net Increase (Decrease) in Net Assets Resulting from Operations	3,666,353
1	Dividends are net of foreign withholding taxes of $1,694,000.

See accompanying Notes, which are an integral part of the Financial Statements.
8

Capital Opportunity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	89,555	155,416
Realized Net Gain (Loss)	921,011	375,510
Change in Unrealized Appreciation (Depreciation)	2,655,787	3,410,799
Net Increase (Decrease) in Net Assets Resulting from Operations	3,666,353	3,941,725
Distributions
Investor Shares	(31,970)	(101,100)
Admiral Shares	(457,899)	(1,356,592)
Total Distributions	(489,869)	(1,457,692)
Capital Share Transactions
Investor Shares	21,254	(23,256)
Admiral Shares	62,417	956,427
Net Increase (Decrease) from Capital Share Transactions	83,671	933,171
Total Increase (Decrease)	3,260,155	3,417,204
Net Assets
Beginning of Period	19,227,014	15,809,810
End of Period	22,487,169	19,227,014

See accompanying Notes, which are an integral part of the Financial Statements.
9

Capital Opportunity Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$72.75	$63.49	$88.53	$71.69	$64.38	$75.87
Investment Operations
Net Investment Income[1]	.312	.548	.470	.276	.454	.549
Net Realized and Unrealized Gain (Loss) on Investments	13.489	14.575	(16.748)	23.563	11.233	(5.116)
Total from Investment Operations	13.801	15.123	(16.278)	23.839	11.687	(4.567)
Distributions
Dividends from Net Investment Income	(.544)	(.506)	(.295)	(.334)	(.501)	(.473)
Distributions from Realized Capital Gains	(1.267)	(5.357)	(8.467)	(6.665)	(3.876)	(6.450)
Total Distributions	(1.811)	(5.863)	(8.762)	(6.999)	(4.377)	(6.923)
Net Asset Value, End of Period	$84.74	$72.75	$63.49	$88.53	$71.69	$64.38
Total Return[2]	19.21%	25.20%	-20.45%	34.75%	18.52%	-5.01%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,492	$1,260	$1,114	$1,585	$1,518	$1,684
Ratio of Total Expenses to Average Net Assets	0.43%[3]	0.43%[3]	0.43%[3]	0.43%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	0.79%	0.79%	0.61%	0.33%	0.69%	0.84%
Portfolio Turnover Rate	4%	6%	6%	7%	8%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.43%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

Capital Opportunity Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$167.95	$146.60	$204.49	$165.62	$148.73	$175.34
Investment Operations
Net Investment Income[1]	.782	1.377	1.215	.775	1.148	1.374
Net Realized and Unrealized Gain (Loss) on Investments	31.124	33.636	(38.672)	54.409	25.968	(11.834)
Total from Investment Operations	31.906	35.013	(37.457)	55.184	27.116	(10.460)
Distributions
Dividends from Net Investment Income	(1.370)	(1.293)	(.873)	(.916)	(1.270)	(1.241)
Distributions from Realized Capital Gains	(2.926)	(12.370)	(19.560)	(15.398)	(8.956)	(14.909)
Total Distributions	(4.296)	(13.663)	(20.433)	(16.314)	(10.226)	(16.150)
Net Asset Value, End of Period	$195.56	$167.95	$146.60	$204.49	$165.62	$148.73
Total Return[2]	19.24%	25.29%	-20.39%	34.84%	18.60%	-4.95%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$20,995	$17,967	$14,696	$19,228	$15,395	$14,618
Ratio of Total Expenses to Average Net Assets	0.36%[3]	0.36%[3]	0.36%[3]	0.36%	0.37%	0.37%
Ratio of Net Investment Income to Average Net Assets	0.86%	0.86%	0.68%	0.40%	0.76%	0.91%
Portfolio Turnover Rate	4%	6%	6%	7%	8%	6%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.36%.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Capital Opportunity Fund
Notes to Financial Statements
Vanguard Capital Opportunity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and
12

Capital Opportunity Fund
settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
13

Capital Opportunity Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.23% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $660,000, representing less than 0.01% of the fund’s net assets and 0.26% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $14,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
14

Capital Opportunity Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	20,949,853	489,159	—	21,439,012
Temporary Cash Investments	1,165,033	—	—	1,165,033
Total	22,114,886	489,159	—	22,604,045
F.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	9,198,794
Gross Unrealized Appreciation	14,312,795
Gross Unrealized Depreciation	(907,544)
Net Unrealized Appreciation (Depreciation)	13,405,251
G.	During the six months ended March 31, 2024, the fund purchased $709,189,000 of investment securities and sold $1,566,806,000 of investment securities, other than temporary cash investments.
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	114,753	1,523	79,142	1,145
Issued in Lieu of Cash Distributions	28,323	366	90,111	1,424
Redeemed	(121,822)	(1,598)	(192,509)	(2,794)
Net Increase (Decrease)—Investor Shares	21,254	291	(23,256)	(225)
Admiral Shares
Issued	677,734	3,816	1,214,916	7,660
Issued in Lieu of Cash Distributions	391,035	2,192	1,175,773	8,055
Redeemed	(1,006,352)	(5,629)	(1,434,262)	(8,979)
Net Increase (Decrease)—Admiral Shares	62,417	379	956,427	6,736
15

Capital Opportunity Fund
I.	Certain of the fund’s investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
FibroGen Inc.	4,676	—	—	—	8,057	—	—	12,733
Vanguard Market Liquidity Fund	677,243	NA1	NA1	46	(100)	18,668	6	1,165,033
Total	681,919	—	—	46	7,957	18,668	6	1,177,766
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
K.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
16

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Capital Opportunity Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, located in Pasadena, California, is recognized for its long-term approach to growth-equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term horizon. PRIMECAP has managed the fund since 1998. The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
17

Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
18

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Capital Opportunity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
19

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All rights reserved.
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Q1112 052024

Semiannual Report   |   March 31, 2024
Vanguard Global Equity Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangements	20
Liquidity Risk Management	22

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2024
Global Equity Fund	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,220.40	$2.33
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.90	2.12
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.42%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).

Global Equity Fund
Fund Allocation
As of March 31, 2024
United States	62.3%
United Kingdom	5.6
France	3.6
Japan	3.5
Netherlands	3.4
Taiwan	2.5
Germany	2.3
China	2.2
India	1.7
Ireland	1.6
Switzerland	1.5
South Korea	1.5
Canada	1.5
Sweden	1.3
Hong Kong	1.1
Brazil	1.0
Other	3.4
The table reflects the fund’s investments, except for short-term investments and derivatives.

Global Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (96.4%)
Australia (0.7%)
	BHP Group Ltd. (XLON) Class DI	1,696,037	48,589
	Woodside Energy Group Ltd. (XLON)	437,661	8,720
			57,309
Brazil (1.0%)
	Ambev SA	13,825,610	34,430
	B3 SA - Brasil Bolsa Balcao	12,219,100	29,212
	XP Inc. Class A	657,473	16,871
			80,513
Canada (1.4%)
*	Shopify Inc. Class A (XTSE)	916,987	70,764
	Magna International Inc.	720,847	39,272
	Stella-Jones Inc.	59,182	3,451
			113,487
China (2.1%)
	Alibaba Group Holding Ltd.	6,062,215	54,820
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	1,298,800	33,957
	ANTA Sports Products Ltd.	1,898,000	20,238
	China Overseas Land & Investment Ltd.	13,343,000	19,257
*	PDD Holdings Inc. ADR	152,458	17,723
*	Li Auto Inc. Class A	1,063,258	16,145
	Will Semiconductor Co. Ltd. Shanghai Class A	494,300	6,744
	Will Semiconductor Co. Ltd. Shanghai Class A (XSSC)	299,800	4,090
			172,974
Denmark (0.8%)
	Novo Nordisk A/S Class B	350,919	45,013
*	Genmab A/S	70,490	21,135
			66,148
Finland (0.6%)
	Nokia OYJ	10,803,758	38,333
	Nokia OYJ ADR	2,677,936	9,480
			47,813
		Shares	Market Value• ($000)
France (3.5%)
	Cie Generale des Etablissements Michelin SCA	1,702,939	65,262
	Sanofi SA	486,547	47,333
	Pernod Ricard SA	245,019	39,665
	ArcelorMittal SA	1,380,084	37,935
[1]	Amundi SA	459,548	31,565
	LVMH Moet Hennessy Louis Vuitton SE	22,501	20,246
*	Sartorius Stedim Biotech	60,825	17,349
	Hermes International SCA	5,812	14,854
	Accor SA	231,819	10,823
			285,032
Germany (2.3%)
	Daimler Truck Holding AG	1,603,044	81,234
	BASF SE	1,137,093	64,978
	Fresenius Medical Care AG	951,352	36,555
			182,767
Hong Kong (1.1%)
	AIA Group Ltd.	5,684,400	38,237
	Galaxy Entertainment Group Ltd.	5,569,220	27,997
*	Sands China Ltd.	6,898,800	19,463
			85,697
India (1.7%)
[1]	Reliance Industries Ltd. GDR	1,395,990	99,766
	HDFC Bank Ltd.	2,074,788	36,179
			135,945
Ireland (1.5%)
	Ryanair Holdings plc ADR	831,466	121,053
Italy (0.4%)
	Enel SpA	4,440,515	29,314
*	Saipem SpA	10,000	24
			29,338
Japan (3.3%)
	Olympus Corp.	2,956,100	42,563
	Daiichi Sankyo Co. Ltd.	1,197,200	38,094
	SMC Corp.	61,400	34,639
	Resona Holdings Inc.	5,529,200	34,085
	Nippon Paint Holdings Co. Ltd.	3,303,900	23,779
	Shiseido Co. Ltd.	796,500	21,856
	Sysmex Corp.	1,185,000	21,146

Global Equity Fund
		Shares	Market Value• ($000)
	Keyence Corp.	45,436	21,094
	CyberAgent Inc.	1,960,900	14,261
*	Rakuten Group Inc.	1,842,100	10,456
	Hoshizaki Corp.	273,500	9,979
			271,952
Netherlands (3.3%)
	Prosus NV	2,524,570	79,020
[2]	Randstad NV	933,998	49,320
	ASML Holding NV GDR (Registered)	46,284	44,917
	ING Groep NV	2,717,976	44,747
	ASM International NV	43,605	26,704
*,1	Adyen NV	14,745	24,906
			269,614
Norway (0.6%)
	Schibsted ASA Class A	836,918	26,782
*	Adevinta ASA	1,474,134	15,462
	Schibsted ASA Class B	110,730	3,362
			45,606
Other (0.0%)
[3]	Vanguard Growth ETF	7,104	2,445
Russia (0.0%)
*,4	Sberbank of Russia PJSC	3,912,108	—
*,4	X5 Retail Group NV GDR (Registered)	227,797	—
*,4	VK Co. Ltd. GDR	128,137	—
*,4	Severstal PAO GDR (Registered)	520,152	—
			—
Singapore (0.2%)
*	Sea Ltd. ADR	350,825	18,843
South Korea (1.4%)
	Samsung Electronics Co. Ltd. (XKRX)	655,825	39,414
*	Coupang Inc.	2,200,514	39,147
	Shinhan Financial Group Co. Ltd.	1,066,425	37,618
			116,179
Sweden (1.2%)
	Atlas Copco AB Class B	3,177,434	46,931
*	Spotify Technology SA	108,662	28,676
	Epiroc AB Class B	1,504,650	25,481
			101,088
Switzerland (1.5%)
	Cie Financiere Richemont SA Class A (Registered)	298,928	45,509
	UBS Group AG (Registered)	1,444,830	44,487
	Roche Holding AG	110,704	28,265
			118,261
Taiwan (2.4%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	3,740,000	89,596
	Hon Hai Precision Industry Co. Ltd.	12,006,745	58,317
	Taiwan Semiconductor Manufacturing Co. Ltd. ADR	366,032	49,799
			197,712
United Kingdom (5.3%)
	CRH plc (SGMX)	1,343,509	115,958
	Shell plc	1,795,818	60,164
		Shares	Market Value• ($000)
	HSBC Holdings plc	4,946,844	38,669
*	Flutter Entertainment plc	188,596	37,593
	Barclays plc	15,265,434	35,380
	Tesco plc	8,971,690	33,603
	NatWest Group plc	8,984,360	30,092
	Standard Chartered plc	2,853,937	24,195
	J Sainsbury plc	6,811,147	23,256
	Bellway plc	548,568	18,402
	AstraZeneca plc ADR	257,573	17,450
			434,762
United States (60.1%)
	Microsoft Corp.	757,181	318,561
*	Amazon.com Inc.	1,586,361	286,148
	NVIDIA Corp.	186,569	168,576
	Meta Platforms Inc. Class A	322,149	156,429
	Martin Marietta Materials Inc.	242,158	148,670
	Mastercard Inc. Class A	307,519	148,092
	Elevance Health Inc.	259,891	134,764
*	Alphabet Inc. Class A	829,898	125,257
	Moody's Corp.	293,640	115,409
	Eli Lilly & Co.	110,716	86,133
	Service Corp. International	1,148,110	85,201
*	MercadoLibre Inc.	52,495	79,370
*	Alphabet Inc. Class C	518,813	78,994
*	Adobe Inc.	143,923	72,624
*	DoorDash Inc. Class A	483,344	66,566
*	Netflix Inc.	109,579	66,551
	Cognizant Technology Solutions Corp. Class A	892,789	65,433
*	Chipotle Mexican Grill Inc.	22,230	64,617
	Prologis Inc.	467,531	60,882
	Wells Fargo & Co.	1,030,355	59,719
	Citigroup Inc.	933,692	59,047
	Lear Corp.	403,624	58,477
	Edison International	826,266	58,442
	Visa Inc. Class A	205,659	57,395
	Capital One Financial Corp.	381,633	56,821
	Dow Inc.	970,853	56,242
*	Uber Technologies Inc.	723,398	55,694
	Baxter International Inc.	1,273,425	54,426
*	Block Inc. (XNYS)	620,800	52,507
	Equitable Holdings Inc.	1,373,829	52,219
	UnitedHealth Group Inc.	103,656	51,279
	Analog Devices Inc.	256,701	50,773
*	Advanced Micro Devices Inc.	275,020	49,638
	Arthur J Gallagher & Co.	192,828	48,215
*	Trade Desk Inc. Class A	549,911	48,073
	SS&C Technologies Holdings Inc.	738,060	47,509
	Bank of America Corp.	1,249,888	47,396
*	Skyline Champion Corp.	551,247	46,862
*	Cloudflare Inc. Class A	481,727	46,646
	Advanced Drainage Systems Inc.	266,120	45,837
*	ICON plc	132,157	44,398
	Teradyne Inc.	383,310	43,249
	Royalty Pharma plc Class A	1,411,683	42,873
*	Monster Beverage Corp.	694,369	41,162
*	CBRE Group Inc. Class A	409,928	39,861
	Texas Instruments Inc.	220,819	38,469
	S&P Global Inc.	89,612	38,125

Global Equity Fund
		Shares	Market Value• ($000)
	Eaton Corp. plc	119,361	37,322
*	CoStar Group Inc.	382,331	36,933
*	Markel Group Inc.	23,607	35,918
	MetLife Inc.	476,240	35,294
	Entegris Inc.	243,570	34,231
*	Charter Communications Inc. Class A	117,070	34,024
	Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,150,657	32,679
	Walt Disney Co.	266,088	32,559
*	Alnylam Pharmaceuticals Inc.	217,142	32,452
	Medtronic plc	363,510	31,680
*	Airbnb Inc. Class A	188,986	31,175
*	SiteOne Landscape Supply Inc.	178,320	31,126
	Gentex Corp.	852,807	30,803
*	Dynatrace Inc.	661,138	30,703
	Comfort Systems USA Inc.	95,686	30,400
	Thermo Fisher Scientific Inc.	51,604	29,993
*	Aptiv plc	348,167	27,732
*	Moderna Inc.	254,972	27,170
*	First Solar Inc.	156,250	26,375
*	Floor & Decor Holdings Inc. Class A	195,910	25,394
*	Datadog Inc. Class A	204,728	25,304
	Bristol-Myers Squibb Co.	465,081	25,221
*	Shake Shack Inc. Class A	233,075	24,247
*	Intuitive Surgical Inc.	60,119	23,993
*	Dayforce Inc.	360,174	23,847
*	MongoDB Inc.	65,967	23,658
	Albemarle Corp.	175,394	23,106
*	Tesla Inc.	130,390	22,921
*	Synopsys Inc.	39,580	22,620
*	REVOLUTION Medicines Inc.	701,165	22,599
*,2	Mobileye Global Inc. Class A	684,467	22,006
*	HubSpot Inc.	33,262	20,841
	Pool Corp.	50,852	20,519
	Tyson Foods Inc. Class A	334,227	19,629
*	YETI Holdings Inc.	507,715	19,572
	Newell Brands Inc.	2,406,073	19,321
*	Chewy Inc. Class A	1,107,253	17,616
*	Illumina Inc.	126,255	17,337
*	Neogen Corp.	1,093,325	17,253
		Shares	Market Value• ($000)
*	Sweetgreen Inc. Class A	671,228	16,955
	Wingstop Inc.	44,272	16,221
	NOV Inc.	763,196	14,898
*	Certara Inc.	753,028	13,464
*	Unity Software Inc.	503,012	13,430
*	Exact Sciences Corp.	163,750	11,309
	Brunswick Corp.	116,522	11,247
*,2	Arcadium Lithium plc	2,321,692	10,006
	CVS Health Corp.	123,640	9,862
*	STAAR Surgical Co.	176,616	6,761
*,4	ABIOMED Inc. CVR	82,912	85
			4,889,442
Total Common Stocks (Cost $5,492,523)			7,843,980
Temporary Cash Investments (4.3%)
Money Market Fund (4.3%)
[5,6]	Vanguard Market Liquidity Fund, 5.407% (Cost $348,385)	3,484,412	348,371
Total Investments (100.7%) (Cost $5,840,908)			8,192,351
Other Assets and Liabilities—Net (-0.7%)			(54,569)
Net Assets (100%)			8,137,782
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2024, the aggregate value was $156,237,000, representing 1.9% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $60,024,000.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $66,577,000 was received for securities on loan.
ADR—American Depositary Receipt.
CVR—Contingent Value Rights.
GDR—Global Depositary Receipt.

Global Equity Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2024	460	122,096	2,730
MSCI EAFE Index	June 2024	396	46,671	291
MSCI Emerging Markets Index	June 2024	374	19,616	(34)
				2,987

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
BNP Paribas	4/2/24	AUD	153	USD	100	—	(1)
Toronto-Dominion Bank	6/20/24	AUD	2	USD	1	—	—
JPMorgan Chase Bank, N.A.	4/2/24	CAD	216	USD	160	—	(1)
State Street Bank & Trust Co.	6/20/24	CAD	2	USD	2	—	—
Morgan Stanley Capital Services Inc.	4/2/24	CHF	124	USD	142	—	(4)
HSBC Bank plc	4/2/24	EUR	426	USD	462	—	(2)
Barclays Bank plc	6/20/24	EUR	9	USD	10	—	—
JPMorgan Chase Bank, N.A.	4/2/24	GBP	159	USD	201	—	—
State Street Bank & Trust Co.	4/2/24	GBP	24	USD	31	—	—
State Street Bank & Trust Co.	4/2/24	HKD	1,074	USD	137	—	—
Bank of Montreal	6/20/24	HKD	12	USD	2	—	—
Standard Chartered Bank	4/2/24	JPY	47,919	USD	320	—	(3)
Royal Bank of Canada	6/20/24	JPY	563	USD	4	—	—
Citibank, N.A.	4/2/24	USD	99	AUD	151	1	—
Toronto-Dominion Bank	4/2/24	USD	1	AUD	2	—	—
Royal Bank of Canada	4/2/24	USD	158	CAD	214	—	—
State Street Bank & Trust Co.	4/2/24	USD	2	CAD	2	—	—
Standard Chartered Bank	4/2/24	USD	142	CHF	124	4	—
Morgan Stanley Capital Services Inc.	6/20/24	USD	9	CHF	8	—	—
Toronto-Dominion Bank	4/2/24	USD	451	EUR	416	2	—
JPMorgan Chase Bank, N.A.	6/20/24	USD	349	EUR	318	5	—
Barclays Bank plc	4/2/24	USD	10	EUR	9	—	—
Citibank, N.A.	4/2/24	USD	231	GBP	183	—	—
State Street Bank & Trust Co.	6/20/24	USD	31	GBP	24	—	—
Bank of America, N.A.	4/2/24	USD	136	HKD	1,062	—	—
Bank of Montreal	4/2/24	USD	2	HKD	12	—	—
Standard Chartered Bank	4/2/24	USD	317	JPY	47,356	4	—

Global Equity Fund
Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	4/2/24	USD	4	JPY	563	—	—
Deutsche Bank AG	6/20/24	USD	215	SEK	2,195	9	—
						25	(11)
AUD—Australian dollar.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
JPY—Japanese yen.
SEK—Swedish krona.
USD—U.S. dollar.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $5,490,186)	7,841,535
Affiliated Issuers (Cost $350,722)	350,816
Total Investments in Securities	8,192,351
Investment in Vanguard	242
Cash	729
Cash Collateral Pledged—Futures Contracts	7,423
Foreign Currency, at Value (Cost $1,362)	1,302
Receivables for Investment Securities Sold	30,124
Receivables for Accrued Income	15,417
Receivables for Capital Shares Issued	1,715
Unrealized Appreciation—Forward Currency Contracts	25
Total Assets	8,249,328
Liabilities
Payables for Investment Securities Purchased	36,362
Collateral for Securities on Loan	66,577
Payables to Investment Advisor	4,032
Payables for Capital Shares Redeemed	3,428
Payables to Vanguard	831
Variation Margin Payable—Futures Contracts	25
Unrealized Depreciation—Forward Currency Contracts	11
Deferred Foreign Capital Gains Taxes	280
Total Liabilities	111,546
Net Assets	8,137,782
1 Includes $60,024,000 of securities on loan.
At March 31, 2024, net assets consisted of:

Paid-in Capital	6,069,811
Total Distributable Earnings (Loss)	2,067,971
Net Assets	8,137,782

Net Assets
Applicable to 230,635,944 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	8,137,782
Net Asset Value Per Share	$35.28

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	47,050
Dividends—Affiliated Issuers	375
Interest—Unaffiliated Issuers	219
Interest—Affiliated Issuers	5,790
Securities Lending—Net	92
Total Income	53,526
Expenses
Investment Advisory Fees—Note B
Basic Fee	8,601
Performance Adjustment	(971)
The Vanguard Group—Note C
Management and Administrative	7,963
Marketing and Distribution	103
Custodian Fees	81
Shareholders’ Reports	57
Trustees’ Fees and Expenses	3
Other Expenses	75
Total Expenses	15,912
Net Investment Income	37,614
Realized Net Gain (Loss)
Capital Gains Distributions Received – Affiliated Issuers	1
Investment Securities Sold—Unaffiliated Issuers[2]	25,206
Investment Securities Sold—Affiliated Issuers	3,947
Futures Contracts	14,854
Forward Currency Contracts	(4)
Foreign Currencies	(1,616)
Realized Net Gain (Loss)	42,388
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	1,407,308
Investment Securities—Affiliated Issuers	338
Futures Contracts	8,351
Forward Currency Contracts	14
Foreign Currencies	(41)
Change in Unrealized Appreciation (Depreciation)	1,415,970
Net Increase (Decrease) in Net Assets Resulting from Operations	1,495,972
1	Dividends are net of foreign withholding taxes of $1,145,000.
2	Realized gain (loss) is net of foreign capital gain taxes of $38,000.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of ($294,000).

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	37,614	88,364
Realized Net Gain (Loss)	42,388	25,919
Change in Unrealized Appreciation (Depreciation)	1,415,970	1,140,730
Net Increase (Decrease) in Net Assets Resulting from Operations	1,495,972	1,255,013
Distributions
Total Distributions	(87,392)	(689,754)
Capital Share Transactions
Issued	207,293	561,398
Issued in Lieu of Cash Distributions	75,899	603,992
Redeemed	(524,202)	(1,031,827)
Net Increase (Decrease) from Capital Share Transactions	(241,010)	133,563
Total Increase (Decrease)	1,167,570	698,822
Net Assets
Beginning of Period	6,970,212	6,271,390
End of Period	8,137,782	6,970,212

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$29.24	$27.07	$41.53	$33.31	$30.75	$32.62
Investment Operations
Net Investment Income[1]	.161	.366	.373	.371	.312	.700[2]
Net Realized and Unrealized Gain (Loss) on Investments	6.253	4.831	(10.641)	8.939	4.219	(.354)
Total from Investment Operations	6.414	5.197	(10.268)	9.310	4.531	.346
Distributions
Dividends from Net Investment Income	(.374)	(.442)	(.355)	(.254)	(.742)	(.416)
Distributions from Realized Capital Gains	—	(2.585)	(3.837)	(.836)	(1.229)	(1.800)
Total Distributions	(.374)	(3.027)	(4.192)	(1.090)	(1.971)	(2.216)
Net Asset Value, End of Period	$35.28	$29.24	$27.07	$41.53	$33.31	$30.75
Total Return[3]	22.04%	20.22%	-27.52%	28.29%	15.10%	2.19%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$8,138	$6,970	$6,271	$9,063	$6,809	$6,513
Ratio of Total Expenses to Average Net Assets[4]	0.42%	0.42%[5]	0.41%[5]	0.45%	0.45%	0.48%
Ratio of Net Investment Income to Average Net Assets	1.01%	1.24%	1.07%	0.93%	1.02%	2.35%[2]
Portfolio Turnover Rate	17%	25%	84%	28%	22%	49%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Net investment income per share and the ratio of net investment income to average net assets include $0.200 and 0.67%, respectively, resulting from a special dividend from Naspers Ltd. in September 2019.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of (0.03%), (0.03%), (0.04%), (0.00%), (0.00%), and 0.02%.
5	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.42% and 0.41%, respectively.

See accompanying Notes, which are an integral part of the Financial Statements.

Global Equity Fund
Notes to Financial Statements
Vanguard Global Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of

Global Equity Fund
the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
4. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on forward currency contracts.
During the six months ended March 31, 2024, the fund’s average investment in forward currency contracts represented less than 1% of net assets, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.

Global Equity Fund
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.

Global Equity Fund
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
B.	The investment advisory firms Baillie Gifford Overseas Ltd., Wellington Management Company llp, and Pzena Investment Management, LLC, each provide investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee of Baillie Gifford Overseas Ltd. is subject to quarterly adjustments based on performance relative to the MSCI All Country World Index for the preceding three years. The basic fees of Wellington Management Company llp and Pzena Investment Management, LLC, are subject to quarterly adjustments based on performance relative to the MSCI All Country World Growth Index and the MSCI All Country World Value Index, respectively, since September 30, 2022.
Vanguard manages the cash reserves of the fund as described below.
For the six months ended March 31, 2024, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.23% of the fund’s average net assets, before a net decrease of $971,000 (0.03%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $242,000, representing less than 0.01% of the fund’s net assets and 0.10% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.

Global Equity Fund
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	5,083,357	—	85	5,083,442
Common Stocks—Other	349,533	2,411,005	—	2,760,538
Temporary Cash Investments	348,371	—	—	348,371
Total	5,781,261	2,411,005	85	8,192,351
Derivative Financial Instruments
Assets
Futures Contracts[1]	3,021	—	—	3,021
Forward Currency Contracts	—	25	—	25
Total	3,021	25	—	3,046
Liabilities
Futures Contracts[1]	34	—	—	34
Forward Currency Contracts	—	11	—	11
Total	34	11	—	45
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Global Equity Fund
E.	At March 31, 2024, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	3,021	—	3,021
Unrealized Appreciation—Forward Currency Contracts	—	25	25
Total Assets	3,021	25	3,046

Unrealized Depreciation—Futures Contracts[1]	34	—	34
Unrealized Depreciation—Forward Currency Contracts	—	11	11
Total Liabilities	34	11	45
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2024, were:
Realized Net Gain (Loss) on Derivatives	Equity Contracts ($000)	Foreign Exchange Contracts ($000)	Total ($000)
Futures Contracts	14,854	—	14,854
Forward Currency Contracts	—	(4)	(4)
Realized Net Gain (Loss) on Derivatives	14,854	(4)	14,850
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	8,351	—	8,351
Forward Currency Contracts	—	14	14
Change in Unrealized Appreciation (Depreciation) on Derivatives	8,351	14	8,365
F.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,874,746
Gross Unrealized Appreciation	2,639,615
Gross Unrealized Depreciation	(319,009)
Net Unrealized Appreciation (Depreciation)	2,320,606
G.	During the six months ended March 31, 2024, the fund purchased $1,196,615,000 of investment securities and sold $1,550,979,000 of investment securities, other than temporary cash investments.

Global Equity Fund
H.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	6,445	19,239
Issued in Lieu of Cash Distributions	2,335	22,537
Redeemed	(16,516)	(35,076)
Net Increase (Decrease) in Shares Outstanding	(7,736)	6,700
I.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard Growth ETF	—	93,873	93,428	1,892	108	54	—	2,445
Vanguard Market Liquidity Fund	192,477	NA1	NA1	(2)	(30)	5,790	1	348,371
Vanguard Total World Stock ETF	33,307	69,710	105,334	2,057	260	321	—	—
Total	225,784	163,583	198,762	3,947	338	6,165	1	350,816
1	Not applicable—purchases and sales are for temporary cash investment purposes.
J.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
K.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangements
The board of trustees of Vanguard Global Equity Fund has renewed the fund’s investment advisory arrangements with Baillie Gifford Overseas Ltd. (Baillie Gifford), Wellington Management Company llp (Wellington Management), and Pzena Investment Management, LLC (Pzena). The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board considered the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Baillie Gifford. Baillie Gifford Overseas Ltd—which is wholly owned by Baillie Gifford & Co., founded in 1908—is among the largest independently owned investment management firms in the United Kingdom. Baillie Gifford’s investment approach is based on long-term investments in well-managed businesses that enjoy sustainable competitive advantages in their marketplaces. The team invests in three categories of growth stocks: (1) Compounders, or companies with durable franchises; (2) Disrupters, or early stage companies with innovative products or services and a large opportunity for future growth; and (3) Capital Allocators, or companies subject to capital cycles that have strong structural growth prospects and management teams with high capital allocation ability. Baillie Gifford has managed a portion of the fund since 2008.
Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Co-portfolio managers Michael Masdea and Brian Barbetta bring their deep expertise in technology and internet-related sectors and utilize Wellington Management’s best-in-class firm resources to form a complementary partnership. The portfolio managers utilize their proprietary framework to score companies according to trends, innovation, barriers, risks, and sustainability in evaluating names and constructing the framework for the portfolio. Wellington Management has managed a portion of the fund since 2022.
Pzena. Founded in 1995, Pzena is an independent investment management firm that uses a deep value investment strategy in a range of domestic and international portfolios. The advisor’s deep value investment philosophy, focused acutely on companies in the cheapest quintile of price-to-normalized earnings, is applied universally throughout the firm. Recent investment results prove the benefits of Pzena’s steadfast commitment to deep value investing. Pzena has managed a portion of the fund since 2022.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short-term, long-term, and since-inception performance of each advisor’s sub-portfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangements should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that Baillie Gifford’s, Wellington Management’s, and Pzena’s advisory fee rates were also below the peer-group average.
The board did not consider the profitability of Baillie Gifford, Wellington Management, or Pzena in determining whether to approve the advisory fees, because the firms are independent of Vanguard and the advisory fees are the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Baillie Gifford, Wellington Management and Pzena. The breakpoints reduce the effective rate of the fees as the fund’s assets managed by each firm increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Global Equity Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

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Q1292 052024

Semiannual Report   |   March 31, 2024
Vanguard Strategic Small-Cap Equity Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.
Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
Strategic Small-Cap Equity Fund	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,243.70	$1.46
Based on Hypothetical 5% Yearly Return	1,000.00	1,023.70	1.32
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.26%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

Strategic Small-Cap Equity Fund
Fund Allocation
As of March 31, 2024
Communication Services	2.3%
Consumer Discretionary	13.9
Consumer Staples	3.4
Energy	5.2
Financials	16.5
Health Care	13.3
Industrials	20.1
Information Technology	11.9
Materials	5.2
Real Estate	6.0
Utilities	2.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

Strategic Small-Cap Equity Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (99.4%)
Communication Services (2.3%)
*	Yelp Inc.	182,452	7,189
*	TripAdvisor Inc.	205,953	5,723
	Telephone and Data Systems Inc.	306,960	4,918
*	ZipRecruiter Inc. Class A	296,954	3,412
*	Bandwidth Inc. Class A	156,419	2,856
*	Clear Channel Outdoor Holdings Inc.	1,605,321	2,649
*	Vimeo Inc.	497,280	2,034
*	Lumen Technologies Inc.	1,025,673	1,600
	Iridium Communications Inc.	50,328	1,317
	Playtika Holding Corp.	174,223	1,228
*	Madison Square Garden Entertainment Corp.	26,870	1,054
*	iHeartMedia Inc. Class A	478,484	1,000
*	Bumble Inc. Class A	70,215	797
*	Mediaalpha Inc. Class A	36,228	738
*	Cardlytics Inc.	48,401	701
*	WideOpenWest Inc.	113,666	411
			37,627
Consumer Discretionary (13.8%)
	Toll Brothers Inc.	100,691	13,026
*	Taylor Morrison Home Corp.	164,564	10,231
	KB Home	138,148	9,792
*	M/I Homes Inc.	62,234	8,482
*	Abercrombie & Fitch Co. Class A	64,700	8,109
	Gap Inc.	287,920	7,932
*	Tri Pointe Homes Inc.	194,806	7,531
	PVH Corp.	53,429	7,513
	Boyd Gaming Corp.	108,565	7,309
*	frontdoor Inc.	224,259	7,306
	Perdoceo Education Corp.	410,795	7,213
*	Beazer Homes USA Inc.	215,670	7,074
*	AutoNation Inc.	40,034	6,629
	Texas Roadhouse Inc.	42,690	6,594
	Harley-Davidson Inc.	148,065	6,476
	Wingstop Inc.	16,661	6,105
*	Green Brick Partners Inc.	94,667	5,702
	Travel & Leisure Co.	114,714	5,616
*	Qurate Retail Inc. Series A	3,885,832	4,779
*	Everi Holdings Inc.	451,715	4,540
*	Adient plc	125,857	4,143
*	G-III Apparel Group Ltd.	137,859	3,999
	Murphy USA Inc.	9,490	3,978
		Shares	Market Value• ($000)
*	Carvana Co.	43,330	3,809
*	Goodyear Tire & Rubber Co.	276,188	3,792
	Nordstrom Inc.	176,852	3,585
*	Shake Shack Inc. Class A	32,789	3,411
	Macy's Inc.	167,477	3,348
*	Urban Outfitters Inc.	76,604	3,326
*	Playa Hotels & Resorts NV	329,219	3,193
*	Brinker International Inc.	62,661	3,113
*	Grand Canyon Education Inc.	20,485	2,790
	Upbound Group Inc.	70,711	2,490
	Buckle Inc.	61,653	2,483
	Standard Motor Products Inc.	68,664	2,304
*	Fox Factory Holding Corp.	39,596	2,062
	Dana Inc.	160,747	2,041
*	Adtalem Global Education Inc.	36,897	1,896
*	Visteon Corp.	13,737	1,616
*	Hanesbrands Inc.	273,816	1,588
*	MasterCraft Boat Holdings Inc.	66,848	1,586
*	Duolingo Inc.	6,288	1,387
*	United Parks & Resorts Inc.	22,285	1,253
	Monarch Casino & Resort Inc.	16,397	1,230
*	ODP Corp.	20,959	1,112
*	Stride Inc.	17,446	1,100
	Carriage Services Inc.	36,099	976
	Jack in the Box Inc.	13,169	902
*	Coursera Inc.	61,968	869
	American Eagle Outfitters Inc.	31,414	810
*	American Axle & Manufacturing Holdings Inc.	91,274	672
*	BJ's Restaurants Inc.	17,629	638
*	Sally Beauty Holdings Inc.	33,384	415
*	Valvoline Inc.	8,455	377
*	Warby Parker Inc. Class A	27,064	368
	Dine Brands Global Inc.	7,485	348
	Phinia Inc.	8,865	341
	Patrick Industries Inc.	2,602	311
*	Accel Entertainment Inc.	23,433	276
*	Chegg Inc.	35,212	266
			222,163
4

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
Consumer Staples (3.3%)
	Coca-Cola Consolidated Inc.	11,532	9,761
*	BellRing Brands Inc.	129,426	7,640
	PriceSmart Inc.	50,603	4,251
	John B Sanfilippo & Son Inc.	35,131	3,721
*	Post Holdings Inc.	31,289	3,325
	Turning Point Brands Inc.	108,170	3,169
	Energizer Holdings Inc.	106,150	3,125
*	Simply Good Foods Co.	78,410	2,668
	SpartanNash Co.	130,841	2,644
	Vector Group Ltd.	216,133	2,369
*	USANA Health Sciences Inc.	47,215	2,290
*	Pilgrim's Pride Corp.	61,558	2,113
	Flowers Foods Inc.	70,747	1,680
*	United Natural Foods Inc.	129,855	1,492
	Fresh Del Monte Produce Inc.	41,040	1,063
	Ingles Markets Inc. Class A	11,029	846
*	Olaplex Holdings Inc.	383,235	736
	Nu Skin Enterprises Inc. Class A	39,936	552
*	e.l.f. Beauty Inc.	2,779	545
			53,990
Energy (5.2%)
	SM Energy Co.	198,089	9,875
*	Par Pacific Holdings Inc.	194,011	7,190
	Helmerich & Payne Inc.	157,235	6,613
	CONSOL Energy Inc.	70,810	5,931
	Murphy Oil Corp.	122,781	5,611
	International Seaways Inc.	100,092	5,325
	Viper Energy Inc.	131,843	5,071
*	Oceaneering International Inc.	196,235	4,592
	PBF Energy Inc. Class A	60,702	3,495
*	US Silica Holdings Inc.	275,171	3,415
	Dorian LPG Ltd.	82,159	3,160
	NOV Inc.	146,221	2,854
	Marathon Oil Corp.	96,753	2,742
	Select Water Solutions Inc.	288,163	2,660
	Berry Corp.	252,535	2,033
*	Weatherford International plc	16,096	1,858
	Vitesse Energy Inc.	71,102	1,687
*	DMC Global Inc.	76,116	1,483
*	REX American Resources Corp.	24,620	1,445
	Peabody Energy Corp.	59,259	1,438
*	Nabors Industries Ltd. (XNYS)	11,252	969
*	Plains GP Holdings LP Class A	47,975	876
	Delek US Holdings Inc.	23,238	714
	California Resources Corp.	11,093	611
	Archrock Inc.	26,141	514
	Excelerate Energy Inc. Class A	31,429	503
*	ProPetro Holding Corp.	51,087	413
	World Kinect Corp.	12,764	338
			83,416
Financials (16.4%)
	MGIC Investment Corp.	550,887	12,318
	Essent Group Ltd.	194,241	11,559
	Affiliated Managers Group Inc.	67,577	11,317
		Shares	Market Value• ($000)
	Axis Capital Holdings Ltd.	158,888	10,331
	SLM Corp.	470,008	10,241
	Stifel Financial Corp.	124,326	9,719
	CNO Financial Group Inc.	340,078	9,345
	OFG Bancorp	251,242	9,248
*	NMI Holdings Inc. Class A	270,626	8,752
	Popular Inc.	92,668	8,163
	Synovus Financial Corp.	185,740	7,441
	Old Republic International Corp.	214,659	6,594
	Pathward Financial Inc.	126,740	6,398
*	Mr Cooper Group Inc.	77,571	6,047
	Columbia Banking System Inc.	301,161	5,827
	Hancock Whitney Corp.	125,201	5,764
	Westamerica BanCorp	116,052	5,673
	Banner Corp.	106,234	5,099
	BankUnited Inc.	179,453	5,025
	BOK Financial Corp.	51,156	4,706
	Jackson Financial Inc. Class A	63,371	4,191
	FNB Corp.	290,337	4,094
	International Bancshares Corp.	68,703	3,857
	PROG Holdings Inc.	107,690	3,709
	First BanCorp (XNYS)	203,677	3,573
	Federated Hermes Inc.	98,355	3,553
*	Genworth Financial Inc. Class A	540,071	3,473
*	Palomar Holdings Inc.	39,191	3,285
*	Customers Bancorp Inc.	59,929	3,180
*	Enova International Inc.	50,465	3,171
	Virtu Financial Inc. Class A	153,257	3,145
	Unum Group	57,493	3,085
	Employers Holdings Inc.	66,932	3,038
	First Financial Corp.	78,089	2,993
	Janus Henderson Group plc	88,549	2,912
	Radian Group Inc.	83,951	2,810
	James River Group Holdings Ltd.	301,141	2,801
*	Marqeta Inc. Class A	440,227	2,624
	Central Pacific Financial Corp.	130,084	2,569
	OceanFirst Financial Corp.	156,214	2,563
	S&T Bancorp Inc.	77,418	2,484
	Heartland Financial USA Inc.	69,870	2,456
	Virtus Investment Partners Inc.	9,002	2,232
	First Merchants Corp.	62,130	2,168
*	Affirm Holdings Inc.	57,455	2,141
	Victory Capital Holdings Inc. Class A	50,228	2,131
	Mercury General Corp.	41,022	2,117
*	LendingTree Inc.	44,067	1,866
	Byline Bancorp Inc.	84,655	1,839
*	LendingClub Corp.	194,921	1,713
	Berkshire Hills Bancorp Inc.	63,716	1,460
	First Financial Bancorp	63,483	1,423
	Horizon Bancorp Inc.	108,448	1,391
	First Bancshares Inc.	45,284	1,175
	WesBanco Inc.	38,480	1,147
	Hanmi Financial Corp.	71,634	1,140
	Heritage Commerce Corp.	119,569	1,026
	OneMain Holdings Inc.	18,228	931
*	International Money Express Inc.	38,861	887

5

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	AvidXchange Holdings Inc.	64,470	848
	Simmons First National Corp. Class A	39,966	778
	Sandy Spring Bancorp Inc.	31,003	719
	Hilltop Holdings Inc.	22,880	717
	Towne Bank	25,255	709
	Veritex Holdings Inc.	33,561	688
	Brightsphere Investment Group Inc.	29,205	667
*	Metropolitan Bank Holding Corp.	14,998	577
*	Skyward Specialty Insurance Group Inc.	14,084	527
	Heritage Financial Corp.	26,642	517
	1st Source Corp.	9,199	482
	Brookline Bancorp Inc.	47,322	471
	WSFS Financial Corp.	8,488	383
*	StoneX Group Inc.	4,804	338
	TrustCo Bank Corp. NY	11,695	329
	Old Second Bancorp Inc.	22,596	313
	Mercantile Bank Corp.	7,760	299
			265,282
Health Care (13.2%)
*	Tenet Healthcare Corp.	140,320	14,749
	Bruker Corp.	96,426	9,058
*	Medpace Holdings Inc.	21,875	8,841
*	Option Care Health Inc.	256,978	8,619
*	Ultragenyx Pharmaceutical Inc.	184,468	8,613
*	Exelixis Inc.	328,513	7,796
*	PTC Therapeutics Inc.	213,421	6,208
*	Ionis Pharmaceuticals Inc.	138,886	6,021
*	Fate Therapeutics Inc.	758,542	5,568
*	Lantheus Holdings Inc.	87,003	5,415
*	Merit Medical Systems Inc.	70,813	5,364
*	Natera Inc.	57,674	5,275
*	Ironwood Pharmaceuticals Inc.	564,164	4,914
*	Enanta Pharmaceuticals Inc.	261,299	4,562
*	Teladoc Health Inc.	290,614	4,388
*	CorVel Corp.	14,958	3,933
*	PetIQ Inc.	209,439	3,829
	Encompass Health Corp.	40,834	3,372
	Select Medical Holdings Corp.	109,201	3,292
	HealthStream Inc.	118,535	3,160
*	Blueprint Medicines Corp.	31,941	3,030
	Perrigo Co. plc	89,305	2,875
*	Addus HomeCare Corp.	26,431	2,731
*	ACADIA Pharmaceuticals Inc.	144,783	2,677
*	Health Catalyst Inc.	348,202	2,622
*	Inovio Pharmaceuticals Inc.	186,498	2,589
*	FibroGen Inc.	1,049,784	2,467
*	AdaptHealth Corp.	207,879	2,393
*	Beam Therapeutics Inc.	67,274	2,223
*	Alkermes plc	77,549	2,099
*	CRISPR Therapeutics AG	30,661	2,090
*	Sage Therapeutics Inc.	105,233	1,972
*	Haemonetics Corp.	22,530	1,923
*	Owens & Minor Inc.	66,560	1,844
*	Travere Therapeutics Inc.	231,052	1,781
*	Phreesia Inc.	71,243	1,705
*	Omnicell Inc.	57,548	1,682
*	Pennant Group Inc.	83,473	1,639
*	CareDx Inc.	153,469	1,625
		Shares	Market Value• ($000)
*	LivaNova plc	29,008	1,623
*	Integra LifeSciences Holdings Corp.	43,249	1,533
*,1	Ventyx Biosciences Inc.	265,336	1,459
*	OraSure Technologies Inc.	232,457	1,430
*	Avanos Medical Inc.	71,224	1,418
*	Rapt Therapeutics Inc.	154,069	1,384
*	Pediatrix Medical Group Inc.	135,893	1,363
*	Deciphera Pharmaceuticals Inc.	85,034	1,338
*	AtriCure Inc.	43,637	1,327
*	2seventy bio Inc.	243,613	1,303
*	Zimvie Inc.	78,885	1,301
*	Cytokinetics Inc.	18,419	1,291
*	uniQure NV	234,303	1,218
*	MiMedx Group Inc.	158,008	1,217
*	CytomX Therapeutics Inc.	555,119	1,210
*	Sangamo Therapeutics Inc.	1,714,596	1,149
*	Vir Biotechnology Inc.	113,305	1,148
*	Alector Inc.	185,327	1,116
*	GoodRx Holdings Inc. Class A	154,237	1,095
*	Hims & Hers Health Inc.	70,001	1,083
*	Nevro Corp.	72,420	1,046
*	ANI Pharmaceuticals Inc.	14,611	1,010
*	Intra-Cellular Therapies Inc.	14,518	1,005
*	BioCryst Pharmaceuticals Inc.	194,172	986
	Agenus Inc.	1,699,075	985
*	Community Health Systems Inc.	271,266	949
*	Inogen Inc.	113,916	919
*	Aclaris Therapeutics Inc.	706,504	876
*,1	Novavax Inc.	172,446	824
*	Codexis Inc.	228,028	796
*	Vanda Pharmaceuticals Inc.	190,345	782
*	Coherus Biosciences Inc.	325,697	778
*	REGENXBIO Inc.	35,363	745
*	Nektar Therapeutics	763,309	713
*	Arvinas Inc.	16,212	669
*	Puma Biotechnology Inc.	122,395	649
*	Arrowhead Pharmaceuticals Inc.	21,594	618
*	Relay Therapeutics Inc.	67,050	557
*	Quanterix Corp.	23,229	547
	Chemed Corp.	850	546
*	SI-BONE Inc.	33,380	546
*	Vaxart Inc.	361,973	471
*	Nurix Therapeutics Inc.	28,686	422
*	Amneal Pharmaceuticals Inc.	69,393	421
*	Castle Biosciences Inc.	16,771	371
*	Insmed Inc.	12,602	342
*	Editas Medicine Inc.	43,327	322
*	Y-mAbs Therapeutics Inc.	18,518	301
*	Pulmonx Corp.	31,362	291
*	Joint Corp.	22,122	289
*	Emergent BioSolutions Inc.	113,193	286
*	Aldeyra Therapeutics Inc.	82,817	271
*	Atea Pharmaceuticals Inc.	64,273	260
*	ModivCare Inc.	10,786	253
*	Assembly Biosciences Inc.	17,723	236
*	Precision BioSciences Inc.	16,688	226
*	Surmodics Inc.	7,625	224
*	Computer Programs and Systems Inc.	18,021	166

6

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*,2	Scilex Holding Co. (Acquired 1/6/23, Cost $779)	74,374	106
			212,754
Industrials (20.0%)
	Allison Transmission Holdings Inc.	159,367	12,934
	EMCOR Group Inc.	32,732	11,463
*	GMS Inc.	115,533	11,246
	Applied Industrial Technologies Inc.	55,524	10,969
	Griffon Corp.	147,958	10,851
*	Beacon Roofing Supply Inc.	110,696	10,850
	Ryder System Inc.	88,589	10,647
*	Core & Main Inc. Class A	158,786	9,091
	H&E Equipment Services Inc.	137,227	8,807
*	Kirby Corp.	84,046	8,011
	Apogee Enterprises Inc.	133,569	7,907
	Watts Water Technologies Inc. Class A	36,886	7,840
*	Legalzoom.com Inc.	529,497	7,064
	UFP Industries Inc.	56,425	6,941
	Terex Corp.	100,622	6,480
*	Upwork Inc.	528,100	6,475
	Atkore Inc.	33,414	6,361
	Herc Holdings Inc.	36,088	6,074
*	JELD-WEN Holding Inc.	273,342	5,803
	Comfort Systems USA Inc.	17,750	5,639
	Steelcase Inc. Class A	430,679	5,633
*	ExlService Holdings Inc.	175,685	5,587
*	Masterbrand Inc.	295,147	5,531
	Brady Corp. Class A	90,258	5,351
*	American Woodmark Corp.	52,420	5,329
	Acuity Brands Inc.	17,891	4,808
*	Manitowoc Co. Inc.	305,344	4,318
*	Cimpress plc	48,465	4,290
*	SkyWest Inc.	61,287	4,234
	Ennis Inc.	200,009	4,102
	Vertiv Holdings Co. Class A	49,693	4,058
*	Sterling Infrastructure Inc.	35,942	3,965
*	MRC Global Inc.	308,280	3,875
	Powell Industries Inc.	27,065	3,851
	Curtiss-Wright Corp.	14,565	3,728
	REV Group Inc.	164,531	3,634
	EnerSys	36,488	3,447
*	Alaska Air Group Inc.	75,492	3,245
	Woodward Inc.	20,708	3,192
	Heidrick & Struggles International Inc.	87,759	2,954
	Alamo Group Inc.	12,878	2,940
*	Proto Labs Inc.	79,954	2,858
	Arcosa Inc.	32,524	2,793
	Flowserve Corp.	61,036	2,788
	AGCO Corp.	21,834	2,686
	ACCO Brands Corp.	457,641	2,567
	Enerpac Tool Group Corp.	71,613	2,554
	Brink's Co.	27,293	2,521
*	Blue Bird Corp.	63,642	2,440
	Interface Inc.	144,180	2,425
*	DXP Enterprises Inc.	44,791	2,407
*	Thermon Group Holdings Inc.	72,178	2,362
*	Liquidity Services Inc.	118,999	2,213
*	Huron Consulting Group Inc.	21,257	2,054
*	Enviri Corp.	203,133	1,859
		Shares	Market Value• ($000)
	Air Lease Corp.	35,742	1,839
	ManpowerGroup Inc.	23,194	1,801
*	DNOW Inc.	117,106	1,780
	Tennant Co.	14,420	1,754
	Trinity Industries Inc.	61,472	1,712
	Valmont Industries Inc.	7,370	1,682
*	Gates Industrial Corp. plc	87,187	1,544
	MillerKnoll Inc.	62,144	1,539
	Boise Cascade Co.	9,840	1,509
	Dun & Bradstreet Holdings Inc.	142,243	1,428
	Hyster-Yale Materials Handling Inc.	21,848	1,402
	Vestis Corp.	64,770	1,248
*	Gibraltar Industries Inc.	14,365	1,157
	Franklin Electric Co. Inc.	9,085	970
*	Forrester Research Inc.	40,497	873
*	AZEK Co. Inc.	13,289	667
	ABM Industries Inc.	13,246	591
	Hub Group Inc. Class A	12,482	539
*	Sun Country Airlines Holdings Inc.	32,033	483
	Columbus McKinnon Corp.	9,876	441
*	OPENLANE Inc.	22,870	396
	Resources Connection Inc.	28,836	379
*	Janus International Group Inc.	24,521	371
*	TaskUS Inc. Class A	31,518	367
*	SPX Technologies Inc.	2,957	364
	GrafTech International Ltd.	261,151	360
	TTEC Holdings Inc.	33,512	348
	Marten Transport Ltd.	18,361	339
	WESCO International Inc.	1,716	294
*	TrueBlue Inc.	23,335	292
			322,521
Information Technology (11.8%)
*	SMART Global Holdings Inc.	407,755	10,732
*	Cirrus Logic Inc.	110,529	10,231
*	Pure Storage Inc. Class A	192,733	10,020
*	RingCentral Inc. Class A	266,332	9,252
*	CommVault Systems Inc.	85,754	8,698
*	Blackline Inc.	129,951	8,392
*	Manhattan Associates Inc.	25,081	6,276
	Pegasystems Inc.	92,602	5,986
*	NETGEAR Inc.	348,083	5,489
*	BigCommerce Holdings Inc. Series 1	707,014	4,871
*	Itron Inc.	51,051	4,723
*	Sanmina Corp.	71,384	4,439
*	Infinera Corp.	697,742	4,207
*	MaxLinear Inc.	224,234	4,186
*	Zuora Inc. Class A	451,700	4,120
*	Nutanix Inc. Class A	64,808	4,000
*	Arlo Technologies Inc.	309,354	3,913
*	Domo Inc. Class B	420,792	3,754
	Amkor Technology Inc.	113,266	3,652
*	Appian Corp. Class A	87,803	3,508
*	Kyndryl Holdings Inc.	160,148	3,485
*	LiveRamp Holdings Inc.	81,836	2,823
*	Q2 Holdings Inc.	53,069	2,789
*	Rapid7 Inc.	55,462	2,720
*	Diodes Inc.	37,552	2,647
*	Axcelis Technologies Inc.	23,007	2,566
*	Teradata Corp.	63,536	2,457
*	ScanSource Inc.	55,008	2,423
*	Unisys Corp.	492,954	2,420

7

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
*	ACM Research Inc. Class A	82,805	2,413
*	Yext Inc.	398,148	2,401
	Benchmark Electronics Inc.	79,054	2,372
*	DigitalOcean Holdings Inc.	61,607	2,352
*	MicroStrategy Inc. Class A	1,354	2,308
*	CommScope Holding Co. Inc.	1,695,944	2,222
*	FARO Technologies Inc.	96,356	2,073
*	TTM Technologies Inc.	106,505	1,667
*	Smartsheet Inc. Class A	39,218	1,510
*	PDF Solutions Inc.	42,703	1,438
	Jabil Inc.	10,356	1,387
*	Coherent Corp.	22,771	1,380
	Xerox Holdings Corp.	72,913	1,305
*	Extreme Networks Inc.	107,917	1,245
*	Ultra Clean Holdings Inc.	26,136	1,201
*	Magnachip Semiconductor Corp.	197,873	1,104
*	ePlus Inc.	12,967	1,018
*	Fabrinet	5,227	988
*	Olo Inc. Class A	179,508	986
*	Cohu Inc.	25,946	865
*	Ribbon Communications Inc.	259,000	829
	Adtran Holdings Inc.	145,538	792
*	Weave Communications Inc.	68,854	790
*	CS Disco Inc.	92,165	749
*	Alpha & Omega Semiconductor Ltd.	29,757	656
	ON24 Inc.	87,168	622
*	Xperi Inc.	50,448	608
*	OneSpan Inc.	50,952	593
*,1	Ouster Inc.	72,467	575
*	8x8 Inc.	212,748	574
*	Squarespace Inc. Class A	15,694	572
*	Upland Software Inc.	182,511	564
*	NCR Voyix Corp.	43,388	548
*	NetScout Systems Inc.	24,807	542
*	LivePerson Inc.	533,543	532
*	FormFactor Inc.	11,371	519
*	SecureWorks Corp. Class A	76,277	513
*	Semtech Corp.	17,427	479
	PC Connection Inc.	6,356	419
*	Aeva Technologies Inc.	88,870	349
*	Telos Corp.	72,032	300
	Avnet Inc.	5,912	293
*	CEVA Inc.	11,962	272
*	Marathon Digital Holdings Inc.	9,988	226
*	Brightcove Inc.	86,508	168
			190,098
Materials (5.2%)
	Eagle Materials Inc.	51,314	13,945
*	Axalta Coating Systems Ltd.	297,499	10,231
	Commercial Metals Co.	164,587	9,673
	SunCoke Energy Inc.	709,819	8,000
	Ryerson Holding Corp.	175,100	5,866
	Innospec Inc.	27,599	3,559
	TriMas Corp.	129,578	3,464
	Warrior Met Coal Inc.	56,113	3,406
*	Ecovyst Inc.	248,795	2,774
	Koppers Holdings Inc.	47,223	2,605
	Myers Industries Inc.	107,031	2,480
	Sylvamo Corp.	31,736	1,959
		Shares	Market Value• ($000)
	Minerals Technologies Inc.	23,650	1,780
	Carpenter Technology Corp.	20,407	1,457
*	O-I Glass Inc.	86,804	1,440
	AdvanSix Inc.	48,931	1,399
	Pactiv Evergreen Inc.	93,657	1,341
	Trinseo plc	331,823	1,254
	Worthington Steel Inc.	30,010	1,076
	Chemours Co.	40,372	1,060
	Greif Inc. Class A	15,302	1,057
	Hawkins Inc.	9,500	730
	Materion Corp.	4,537	598
	Radius Recycling Inc.	25,548	540
	Sonoco Products Co.	8,262	478
*	Clearwater Paper Corp.	10,389	454
	Element Solutions Inc.	14,754	369
	Kaiser Aluminum Corp.	3,863	345
	Orion SA	12,861	302
			83,642
Real Estate (6.0%)
	Park Hotels & Resorts Inc.	621,765	10,875
	Brixmor Property Group Inc.	408,254	9,573
	Cousins Properties Inc.	393,237	9,453
	RLJ Lodging Trust	794,233	9,388
	Kite Realty Group Trust	289,563	6,278
	American Assets Trust Inc.	215,643	4,725
*	Forestar Group Inc.	115,922	4,659
	EPR Properties	87,233	3,703
	Kilroy Realty Corp.	90,086	3,282
	Sabra Health Care REIT Inc.	203,585	3,007
	Summit Hotel Properties Inc.	421,080	2,741
*	Redfin Corp.	372,482	2,477
	Piedmont Office Realty Trust Inc. Class A	350,949	2,467
	Universal Health Realty Income Trust	61,420	2,255
	Acadia Realty Trust	123,404	2,099
	Brandywine Realty Trust	415,380	1,994
*	Opendoor Technologies Inc.	648,905	1,966
	Uniti Group Inc.	333,120	1,965
	Highwoods Properties Inc.	66,515	1,741
	Chatham Lodging Trust	124,885	1,263
	DiamondRock Hospitality Co.	125,339	1,204
	Armada Hoffler Properties Inc.	113,473	1,180
*	Equity Commonwealth	56,126	1,060
	Alexander & Baldwin Inc.	52,436	864
	One Liberty Properties Inc.	37,488	847
	Xenia Hotels & Resorts Inc.	55,951	840
	RE/MAX Holdings Inc. Class A	94,859	832
	Broadstone Net Lease Inc.	46,978	736
	Tanger Inc.	23,810	703
	Plymouth Industrial REIT Inc.	30,650	690
*	Anywhere Real Estate Inc.	93,988	581
	Elme Communities	33,272	463
	Paramount Group Inc.	70,905	332
	Orion Office REIT Inc.	52,418	184
			96,427
Utilities (2.2%)
	Black Hills Corp.	173,915	9,496
	National Fuel Gas Co.	171,179	9,196

8

Strategic Small-Cap Equity Fund
		Shares	Market Value• ($000)
	ALLETE Inc.	89,338	5,328
	New Jersey Resources Corp.	112,805	4,840
	Unitil Corp.	83,684	4,381
	MGE Energy Inc.	21,977	1,730
	Avista Corp.	31,948	1,119
			36,090
Total Common Stocks (Cost $1,293,498)			1,604,010
Temporary Cash Investments (0.9%)
Money Market Fund (0.9%)
[3,4]	Vanguard Market Liquidity Fund, 5.407% (Cost $13,991)	139,932	13,991
Total Investments (100.3%) (Cost $1,307,489)			1,618,001
Other Assets and Liabilities—Net (-0.3%)			(4,883)
Net Assets (100%)			1,613,118
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,150,000.
2	Restricted securities totaling $106,000, representing 0.0% of net assets.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $1,217,000 was received for securities on loan.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2024	82	8,798	210

See accompanying Notes, which are an integral part of the Financial Statements.
9

Strategic Small-Cap Equity Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $1,293,498)	1,604,010
Affiliated Issuers (Cost $13,991)	13,991
Total Investments in Securities	1,618,001
Investment in Vanguard	46
Cash Collateral Pledged—Futures Contracts	483
Receivables for Investment Securities Sold	160
Receivables for Accrued Income	1,423
Receivables for Capital Shares Issued	1,908
Variation Margin Receivable—Futures Contracts	28
Total Assets	1,622,049
Liabilities
Due to Custodian	66
Payables for Investment Securities Purchased	6,205
Collateral for Securities on Loan	1,217
Payables for Capital Shares Redeemed	1,265
Payables to Vanguard	178
Total Liabilities	8,931
Net Assets	1,613,118
1 Includes $1,150,000 of securities on loan.
At March 31, 2024, net assets consisted of:

Paid-in Capital	1,255,115
Total Distributable Earnings (Loss)	358,003
Net Assets	1,613,118

Net Assets
Applicable to 40,088,312 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,613,118
Net Asset Value Per Share	$40.24

See accompanying Notes, which are an integral part of the Financial Statements.
10

Strategic Small-Cap Equity Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends[1]	9,386
Interest[2]	186
Securities Lending—Net	137
Total Income	9,709
Expenses
The Vanguard Group—Note B
Investment Advisory Services	233
Management and Administrative	1,506
Marketing and Distribution	44
Custodian Fees	7
Shareholders’ Reports	29
Trustees’ Fees and Expenses	1
Other Expenses	8
Total Expenses	1,828
Expenses Paid Indirectly	(1)
Net Expenses	1,827
Net Investment Income	7,882
Realized Net Gain (Loss)
Investment Securities Sold[2]	47,081
Futures Contracts	1,101
Realized Net Gain (Loss)	48,182
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	256,450
Futures Contracts	150
Change in Unrealized Appreciation (Depreciation)	256,600
Net Increase (Decrease) in Net Assets Resulting from Operations	312,664
1	Dividends are net of foreign withholding taxes of $31,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $172,000, $1,000, less than $1,000, and ($1,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
11

Strategic Small-Cap Equity Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	7,882	16,653
Realized Net Gain (Loss)	48,182	34,707
Change in Unrealized Appreciation (Depreciation)	256,600	152,365
Net Increase (Decrease) in Net Assets Resulting from Operations	312,664	203,725
Distributions
Total Distributions	(36,250)	(90,442)
Capital Share Transactions
Issued	153,485	254,113
Issued in Lieu of Cash Distributions	31,877	79,897
Redeemed	(142,956)	(347,057)
Net Increase (Decrease) from Capital Share Transactions	42,406	(13,047)
Total Increase (Decrease)	318,820	100,236
Net Assets
Beginning of Period	1,294,298	1,194,062
End of Period	1,613,118	1,294,298

See accompanying Notes, which are an integral part of the Financial Statements.
12

Strategic Small-Cap Equity Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,
		2023	2022	2021	2020	2019
Net Asset Value, Beginning of Period	$33.17	$30.44	$43.90	$28.48	$31.41	$40.21
Investment Operations
Net Investment Income[1]	.201	.413	.462	.435	.392	.393
Net Realized and Unrealized Gain (Loss) on Investments	7.803	4.669	(6.143)	15.424	(1.955)	(5.888)
Total from Investment Operations	8.004	5.082	(5.681)	15.859	(1.563)	(5.495)
Distributions
Dividends from Net Investment Income	(.435)	(.366)	(.507)	(.439)	(.393)	(.378)
Distributions from Realized Capital Gains	(.499)	(1.986)	(7.272)	—	(.974)	(2.927)
Total Distributions	(.934)	(2.352)	(7.779)	(.439)	(1.367)	(3.305)
Net Asset Value, End of Period	$40.24	$33.17	$30.44	$43.90	$28.48	$31.41
Total Return[2]	24.37%	17.11%	-16.24%	56.05%	-5.55%	-12.91%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,613	$1,294	$1,194	$1,619	$1,029	$1,395
Ratio of Total Expenses to Average Net Assets	0.26%[3]	0.26%[3]	0.26%	0.26%	0.26%	0.26%
Ratio of Net Investment Income to Average Net Assets	1.14%	1.23%	1.24%	1.08%	1.35%	1.22%
Portfolio Turnover Rate	28%	69%	72%	76%	66%	67%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.26%.

See accompanying Notes, which are an integral part of the Financial Statements.
13

Strategic Small-Cap Equity Fund
Notes to Financial Statements
Vanguard Strategic Small-Cap Equity Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.  Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2024, the fund’s average investments in long and short futures contracts represented 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
14

Strategic Small-Cap Equity Fund
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
15

Strategic Small-Cap Equity Fund
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $46,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
C.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2024, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
16

Strategic Small-Cap Equity Fund
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	1,603,904	106	—	1,604,010
Temporary Cash Investments	13,991	—	—	13,991
Total	1,617,895	106	—	1,618,001
Derivative Financial Instruments
Assets
Futures Contracts[1]	210	—	—	210
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
E.	As of March 31, 2024, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,307,647
Gross Unrealized Appreciation	401,885
Gross Unrealized Depreciation	(91,321)
Net Unrealized Appreciation (Depreciation)	310,564
F.	During the six months ended March 31, 2024, the fund purchased $406,464,000 of investment securities and sold $389,767,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other Vanguard funds or accounts managed by Vanguard or its affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2024, such purchases were $1,808,000 and sales were $7,994,000, resulting in net realized gain of $3,624,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.
17

Strategic Small-Cap Equity Fund
G.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	Shares (000)	Shares (000)
Issued	4,215	7,599
Issued in Lieu of Cash Distributions	859	2,537
Redeemed	(4,009)	(10,345)
Net Increase (Decrease) in Shares Outstanding	1,065	(209)
H.	Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
The use of derivatives may expose the fund to various risks. Derivatives can be highly volatile, and any initial investment is generally small relative to the notional amount so that transactions may be leveraged in terms of market exposure. A relatively small market movement may have a potentially larger impact on derivatives than on standard securities. Leveraged derivatives positions can, therefore, increase volatility. Additional information regarding the fund’s use of derivative(s) and the specific risks associated is described under significant accounting policies.
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
18

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Strategic Small-Cap Equity Fund has renewed the fund’s investment advisory arrangement with The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that continuing the fund’s internalized management structure was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth.
The board concluded that Vanguard’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expenses were also below the peer-group average.
19

The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
20

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Strategic Small-Cap Equity Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
21

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© 2024 The Vanguard Group, Inc.
All rights reserved.
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Q6152 052024

Semiannual Report  |  March 31, 2024
Vanguard International Core Stock Fund
See the inside front cover for important information about your fund’s annual and semiannual shareholder reports.

Important information about shareholder reports
Beginning in July 2024, amendments adopted by the Securities and Exchange Commission will substantially impact the design, content, and transmission of shareholder reports. Shareholder reports will provide key fund information in a clear and concise format and must be mailed to each shareholder that has not elected to receive the reports electronically. Financial statements will no longer be included in the shareholder report but will be available at vanguard.com, can be mailed upon request, or can be accessed on the SEC’s website at www.sec.gov.
You may elect to receive shareholder reports and other communications from the fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you invest directly with the fund, by calling Vanguard at one of the phone numbers on the back cover of this report or by logging on to vanguard.com.

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund‘s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2024
	Beginning Account Value 9/30/2023	Ending Account Value 3/31/2024	Expenses Paid During Period
Based on Actual Fund Return
International Core Stock Fund
Investor Shares	$1,000.00	$1,169.70	$2.60
Admiral™ Shares	1,000.00	1,170.30	2.06
Based on Hypothetical 5% Yearly Return
International Core Stock Fund
Investor Shares	$1,000.00	$1,022.60	$2.43
Admiral Shares	1,000.00	1,023.10	1.92
The calculations are based on expenses incurred in the most recent six-month period. The fund's annualized six-month expense ratios for that period are 0.48% for Investor Shares and 0.38% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (183/366).
2

International Core Stock Fund
Fund Allocation
As of March 31, 2024

Japan	14.8%
United Kingdom	11.2
Germany	8.5
China	7.0
India	5.8
Netherlands	5.3
Canada	5.1
South Korea	4.5
France	4.4
Taiwan	4.1
Spain	3.9
Australia	3.8
Denmark	3.1
Sweden	2.8
Switzerland	2.6
Mexico	1.6
Singapore	1.1
Ireland	1.0
Indonesia	1.0
Other	8.4
The table reflects the fund’s investments, except for short-term investments.
3

International Core Stock Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.9%)
Australia (3.7%)
	ANZ Group Holdings Ltd.	1,212,674	23,242
	Rio Tinto Ltd.	267,374	21,220
	Goodman Group	817,420	18,006
			62,468
Brazil (0.9%)
	Telefonica Brasil SA	1,496,590	15,099
Canada (5.0%)
	Nutrien Ltd.	362,356	19,686
*	Shopify Inc. Class A	251,947	19,437
	Cenovus Energy Inc.	922,269	18,438
	Barrick Gold Corp.	1,032,980	17,181
	ARC Resources Ltd.	509,332	9,081
			83,823
China (6.9%)
	Tencent Holdings Ltd.	767,447	29,892
	Tsingtao Brewery Co. Ltd. Class A	1,322,771	15,409
	PICC Property & Casualty Co. Ltd. Class H	10,547,898	13,921
*	Trip.com Group Ltd.	312,133	13,840
	ANTA Sports Products Ltd.	1,186,944	12,656
	Midea Group Co. Ltd. Class A	1,268,902	11,344
	Fuyao Glass Industry Group Co. Ltd. Class A	1,622,600	9,643
	KE Holdings Inc. Class A	1,703,661	7,797
			114,502
Denmark (3.0%)
	Novo Nordisk A/S Class B	276,727	35,497
*	Genmab A/S	49,168	14,742
			50,239
Finland (0.9%)
	Nokia OYJ	4,114,381	14,598
France (4.3%)
	Engie SA	1,592,209	26,681
	BNP Paribas SA	238,404	16,973
	Shares	Market Value• ($000)
Capgemini SE	61,988	14,264
Accor SA	303,530	14,171
		72,089
Germany (8.4%)
Siemens AG (Registered)	154,883	29,573
Allianz SE (Registered)	89,988	26,971
adidas AG	104,408	23,328
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	33,145	16,180
Beiersdorf AG	110,064	16,025
RWE AG	415,635	14,126
Deutsche Post AG	298,165	12,850
		139,053
Hong Kong (0.8%)
AIA Group Ltd.	1,996,642	13,430
India (5.6%)
Axis Bank Ltd.	1,471,956	18,552
Mahindra & Mahindra Ltd.	765,275	17,679
Larsen & Toubro Ltd.	360,805	16,319
Bajaj Auto Ltd.	144,303	15,876
ICICI Bank Ltd.	1,018,859	13,432
DLF Ltd.	751,475	8,108
UltraTech Cement Ltd.	34,960	4,094
		94,060
Indonesia (0.9%)
Bank Negara Indonesia Persero Tbk. PT	42,654,532	15,879
Ireland (1.0%)
AIB Group plc	3,213,883	16,315
Italy (0.8%)
FinecoBank Banca Fineco SpA	883,957	13,239
Japan (14.4%)
Recruit Holdings Co. Ltd.	626,999	27,530
Sony Group Corp.	309,726	26,559
Tokyo Electron Ltd.	98,577	25,674
4

International Core Stock Fund
		Shares	Market Value• ($000)
	Otsuka Holdings Co. Ltd.	590,740	24,538
	Nomura Holdings Inc.	3,576,842	22,894
	ITOCHU Corp.	523,912	22,507
	Mitsui Fudosan Co. Ltd.	1,922,073	20,723
	Daito Trust Construction Co. Ltd.	167,376	19,095
	Renesas Electronics Corp.	958,900	17,088
	MS&AD Insurance Group Holdings Inc.	961,200	16,973
	Isuzu Motors Ltd.	1,236,729	16,717
			240,298
Mexico (1.5%)
	Wal-Mart de Mexico SAB de CV	4,520,649	18,199
	Fibra Uno Administracion SA de CV	4,198,687	6,984
			25,183
Netherlands (5.2%)
	ASML Holding NV	40,962	39,711
*	AerCap Holdings NV	292,766	25,445
	Coca-Cola Europacific Partners plc	294,614	20,608
			85,764
Other (3.1%)
[1]	Vanguard FTSE Developed Markets ETF	1,029,683	51,659
Philippines (0.9%)
	BDO Unibank Inc.	5,337,393	14,662
Russia (0.0%)
*,2	Magnit PJSC	31,141	—
Saudi Arabia (0.9%)
	Saudi Awwal Bank	1,329,070	14,710
Singapore (1.1%)
	DBS Group Holdings Ltd.	667,398	17,811
South Korea (4.4%)
	Samsung Electronics Co. Ltd.	744,078	45,543
	Hyundai Motor Co.	92,539	16,284
	SK Telecom Co. Ltd.	279,936	11,084
			72,911
Spain (3.8%)
	Industria de Diseno Textil SA	511,976	25,781
	Banco Bilbao Vizcaya Argentaria SA	1,987,181	23,665
	Repsol SA	829,309	13,842
			63,288
		Shares	Market Value• ($000)
Sweden (2.8%)
	Volvo AB Class B	1,057,072	28,648
*	Spotify Technology SA	66,647	17,588
			46,236
Switzerland (2.6%)
	Novartis AG (Registered)	325,082	31,487
*	Holcim AG	123,637	11,201
			42,688
Taiwan (4.1%)
	Taiwan Semiconductor Manufacturing Co. Ltd.	2,293,045	55,816
	Uni-President Enterprises Corp.	4,881,000	11,648
			67,464
United Kingdom (10.9%)
	Shell plc	1,076,421	35,715
	BAE Systems plc	1,615,047	27,529
	HSBC Holdings plc	3,180,593	24,862
	Glencore plc	4,428,485	24,302
	GSK plc	973,485	20,901
*	International Consolidated Airlines Group SA	7,961,687	17,754
	Standard Chartered plc	1,943,912	16,480
	Haleon plc	3,358,134	14,073
			181,616
Total Common Stocks (Cost $1,409,692)			1,629,084
Temporary Cash Investments (2.3%)
Money Market Fund (2.3%)
[3]	Vanguard Market Liquidity Fund, 5.407% (Cost $37,361)	373,688	37,361
Total Investments (100.2%) (Cost $1,447,053)			1,666,445
Other Assets and Liabilities—Net (-0.2%)			(3,059)
Net Assets (100%)			1,663,386
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

See accompanying Notes, which are an integral part of the Financial Statements.
5

International Core Stock Fund
Statement of Assets and Liabilities
As of March 31, 2024

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value
Unaffiliated Issuers (Cost $1,361,259)	1,577,425
Affiliated Issuers (Cost $85,794)	89,020
Total Investments in Securities	1,666,445
Investment in Vanguard	47
Cash	76
Foreign Currency, at Value (Cost $410)	409
Receivables for Investment Securities Sold	9,930
Receivables for Accrued Income	10,388
Receivables for Capital Shares Issued	6,406
Total Assets	1,693,701
Liabilities
Payables for Investment Securities Purchased	25,059
Payables for Capital Shares Redeemed	911
Payables to Investment Advisor	811
Payables to Vanguard	149
Deferred Foreign Capital Gains Taxes	3,385
Total Liabilities	30,315
Net Assets	1,663,386
At March 31, 2024, net assets consisted of:

Paid-in Capital	1,470,647
Total Distributable Earnings (Loss)	192,739
Net Assets	1,663,386

Investor Shares—Net Assets
Applicable to 7,921,696 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	101,807
Net Asset Value Per Share—Investor Shares	$12.85

Admiral Shares—Net Assets
Applicable to 60,732,589 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	1,561,579
Net Asset Value Per Share—Admiral Shares	$25.71
See accompanying Notes, which are an integral part of the Financial Statements.
6

International Core Stock Fund
Statement of Operations

Six Months Ended March 31, 2024
($000)
Investment Income
Income
Dividends—Unaffiliated Issuers[1]	17,264
Dividends—Affiliated Issuers	459
Interest—Affiliated Issuers	526
Securities Lending—Net	10
Total Income	18,259
Expenses
Investment Advisory Fees—Note B
Basic Fee	1,287
Performance Adjustment	229
The Vanguard Group—Note C
Management and Administrative—Investor Shares	112
Management and Administrative—Admiral Shares	1,020
Marketing and Distribution—Investor Shares	4
Marketing and Distribution—Admiral Shares	36
Custodian Fees	56
Shareholders’ Reports—Investor Shares	3
Shareholders’ Reports—Admiral Shares	20
Trustees’ Fees and Expenses	1
Other Expenses	18
Total Expenses	2,786
Net Investment Income	15,473
Realized Net Gain (Loss)
Capital Gain Distributions Received—Affiliated Issuers	—
Investment Securities Sold—Unaffiliated Issuers[2]	19,256
Investment Securities Sold—Affiliated Issuers	1,254
Foreign Currencies	218
Realized Net Gain (Loss)	20,728
Change in Unrealized Appreciation (Depreciation)
Investment Securities—Unaffiliated Issuers[3]	190,800
Investment Securities—Affiliated Issuers	3,109
Foreign Currencies	(61)
Change in Unrealized Appreciation (Depreciation)	193,848
Net Increase (Decrease) in Net Assets Resulting from Operations	230,049
1	Dividends are net of foreign withholding taxes of $1,825,000.
2	Realized Gain (Loss) is net of foreign capital gains taxes of $1,134,000.
3	The change in unrealized appreciation (depreciation) is net of the change in deferred foreign capital gains taxes of $1,490,000.
See accompanying Notes, which are an integral part of the Financial Statements.
7

International Core Stock Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2024	Year Ended September 30, 2023
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,473	30,155
Realized Net Gain (Loss)	20,728	(24,008)
Change in Unrealized Appreciation (Depreciation)	193,848	130,616
Net Increase (Decrease) in Net Assets Resulting from Operations	230,049	136,763
Distributions
Investor Shares	(1,915)	(1,381)
Admiral Shares	(29,145)	(16,186)
Total Distributions	(31,060)	(17,567)
Capital Share Transactions
Investor Shares	7,354	11,992
Admiral Shares	203,871	437,537
Net Increase (Decrease) from Capital Share Transactions	211,225	449,529
Total Increase (Decrease)	410,214	568,725
Net Assets
Beginning of Period	1,253,172	684,447
End of Period	1,663,386	1,253,172
See accompanying Notes, which are an integral part of the Financial Statements.
8

International Core Stock Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,			October 1, 2019[1] to September 30, 2020
		2023	2022	2021
Net Asset Value, Beginning of Period	$11.22	$9.58	$12.50	$9.91	$10.00
Investment Operations
Net Investment Income[2]	.121	.305	.329	.307	.190
Net Realized and Unrealized Gain (Loss) on Investments	1.763	1.550	(2.723)	2.490	(.269)
Total from Investment Operations	1.884	1.855	(2.394)	2.797	(.079)
Distributions
Dividends from Net Investment Income	(.254)	(.215)	(.336)	(.207)	(.011)
Distributions from Realized Capital Gains	—	—	(.190)	—	—
Total Distributions	(.254)	(.215)	(.526)	(.207)	(.011)
Net Asset Value, End of Period	$12.85	$11.22	$9.58	$12.50	$9.91
Total Return[3]	16.97%	19.47%	-20.00%	28.44%	-0.79%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$102	$82	$60	$70	$39
Ratio of Total Expenses to Average Net Assets[4]	0.48%	0.48%	0.48%[5]	0.45%	0.46%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.03%	2.72%	2.84%	2.53%	2.04%[6]
Portfolio Turnover Rate	38%	76%	63%	89%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $10.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, and 0.00%. Performance-based investment advisory fees did not apply before fiscal year 2021.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.48% and 0.45%, respectively.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
9

International Core Stock Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2024	Year Ended September 30,			October 1, 2019[1] to September 30, 2020
		2023	2022	2021
Net Asset Value, Beginning of Period	$22.46	$19.17	$25.02	$19.85	$20.00
Investment Operations
Net Investment Income[2]	.258	.647	.671	.684	.401
Net Realized and Unrealized Gain (Loss) on Investments	3.522	3.096	(5.446)	4.921	(.527)
Total from Investment Operations	3.780	3.743	(4.775)	5.605	(.126)
Distributions
Dividends from Net Investment Income	(.530)	(.453)	(.695)	(.435)	(.024)
Distributions from Realized Capital Gains	—	—	(.380)	—	—
Total Distributions	(.530)	(.453)	(1.075)	(.435)	(.024)
Net Asset Value, End of Period	$25.71	$22.46	$19.17	$25.02	$19.85
Total Return[3]	17.03%	19.65%	-19.95%	28.47%	-0.64%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$1,562	$1,171	$625	$466	$149
Ratio of Total Expenses to Average Net Assets[4]	0.38%	0.38%	0.38%[5]	0.35%	0.36%[5,6]
Ratio of Net Investment Income to Average Net Assets	2.17%	2.88%	2.93%	2.78%	2.15%[6]
Portfolio Turnover Rate	38%	76%	63%	89%	80%
The expense ratio and net investment income ratio for the current period have been annualized.
1	The subscription period for the fund was October 1, 2019, to October 15, 2019, during which time all assets were held in cash. Performance measurement began October 16, 2019, the first business day after the subscription period, at a net asset value of $20.00.
2	Calculated based on average shares outstanding.
3	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
4	Includes performance-based investment advisory fee increases (decreases) of 0.03%, 0.03%, 0.03%, and 0.00%. Performance-based investment advisory fees did not apply before fiscal year 2021.
5	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.38% and 0.35%, respectively.
6	Annualized.
See accompanying Notes, which are an integral part of the Financial Statements.
10

International Core Stock Fund
Notes to Financial Statements
Vanguard International Core Stock Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
A.  The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and
11

International Core Stock Fund
settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2024, the fund did not utilize the credit facilities or the Interfund Lending Program.
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
12

International Core Stock Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the applicable countries’ tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.  Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund's performance relative to the MSCI All Country World Index ex USA for the preceding three years. For the six months ended March 31, 2024, the investment advisory fee represented an effective annual basic rate of 0.18% of the fund’s average net assets, before a net increase of $229,000 (0.03%) based on performance.
C.  In accordance with the terms of a Funds’ Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2024, the fund had contributed to Vanguard capital in the amount of $47,000, representing less than 0.01% of the fund’s net assets and 0.02% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
13

International Core Stock Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	98,922	25,183	—	124,105
Common Stocks—Other	115,300	1,389,679	—	1,504,979
Temporary Cash Investments	37,361	—	—	37,361
Total	251,583	1,414,862	—	1,666,445
E.  As of March 31, 2024, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	1,449,704
Gross Unrealized Appreciation	266,309
Gross Unrealized Depreciation	(49,568)
Net Unrealized Appreciation (Depreciation)	216,741
The fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at September 30, 2023, the fund had available capital losses totaling $49,907,000 that may be carried forward indefinitely to offset future net capital gains. The fund will use these capital losses to offset net taxable capital gains, if any, realized during the year ending September 30, 2024; should the fund realize net capital losses for the year, the losses will be added to the loss carryforward balance above.
F.  During the six months ended March 31, 2024, the fund purchased $715,390,000 of investment securities and sold $542,604,000 of investment securities, other than temporary cash investments.
G.  Capital share transactions for each class of shares were:
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	21,832	1,850	38,395	3,429
Issued in Lieu of Cash Distributions	1,620	136	1,167	109
Redeemed	(16,098)	(1,375)	(27,570)	(2,457)
Net Increase (Decrease)—Investor Shares	7,354	611	11,992	1,081
14

International Core Stock Fund
	Six Months Ended March 31, 2024		Year Ended September 30, 2023
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Admiral Shares
Issued	307,777	13,008	568,178	25,386
Issued in Lieu of Cash Distributions	21,842	920	13,521	633
Redeemed	(125,748)	(5,333)	(144,162)	(6,474)
Net Increase (Decrease)—Admiral Shares	203,871	8,595	437,537	19,545
H.  Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Sep. 30, 2023 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Mar. 31, 2024 Market Value ($000)
Vanguard FTSE Developed Markets ETF	9,262	115,466	77,434	1,255	3,110	459	—	51,659
Vanguard Market Liquidity Fund	27,230	NA1	NA1	(1)	(1)	526	—	37,361
Total	36,492	115,466	77,434	1,254	3,109	985	—	89,020
1	Not applicable—purchases and sales are for temporary cash investment purposes.
I.  Significant market disruptions, such as those caused by pandemics, natural or environmental disasters, war, acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
To the extent the fund’s investment portfolio reflects concentration in a particular market, industry, sector, country or asset class, the fund may be adversely affected by the performance of these concentrations and may be subject to increased price volatility and other risks.
J.  Management has determined that no events or transactions occurred subsequent to March 31, 2024, that would require recognition or disclosure in these financial statements.
15

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard International Core Stock Fund has renewed the fund’s investment advisory arrangement with Wellington Management Company llp (Wellington Management). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations conducted by the Portfolio Review Department. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisor.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the investment management services provided to the fund since its inception in 2019; it also took into account the organizational depth and stability of the advisor. The board considered that Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Rather than relying on one style or valuation framework, Wellington Management seeks to construct an international portfolio that takes advantage of multiple alpha-generation techniques, which in their view increases their odds of success over time. They employ a multidisciplinary investment approach that systematically draws investment ideas from Wellington Management’s quantitative research teams, macroeconomic research, global industry analyst research, positions held by Wellington Management’s investment boutique teams, and ESG research that emphasizes positive governance practices. This multidisciplinary approach yields an opportunity set of 100 to 150 companies, from which the team will make selections based on its assessment of each company’s management teams, capital allocation, and competitive advantages. The team then seeks to create a portfolio that prioritizes stock-specific alpha potential, limiting the portfolio’s style, factor, region, and industry risk exposure. Wellington Management has managed the fund since its inception.
16

The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
Investment performance
The board considered the fund’s performance since its inception in 2019, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule with Wellington Management. The breakpoints reduce the effective rate of the fee as fund assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
17

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Horizon Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard International Core Stock Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2023, through December 31, 2023 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
18

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You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
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All rights reserved.
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Q24042 052024

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. In February 2024, a third-party service provider began performing security pricing services for the Registrant. There were no other changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Code of Ethics filed herewith.
(a)(2)	Certifications filed herewith.
(a)(2)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD HORIZON FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 20, 2024

VANGUARD HORIZON FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 20, 2024

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on January 11, 2024 (see File Number 33-34494); a Power of Attorney  filed on July 21, 2023 (see File Number 33-53683), Incorporated by Reference; and a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.